UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

May 31, 2020

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2020. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional investment insights, please visit americancentury.com.

Pandemic Rattled Markets, But Most Munis Persevered

Through the first several months of the reporting period, municipal bonds (munis) generally advanced, as U.S. bond yields declined amid dovish Federal Reserve (Fed) policy. In July 2019, growing concerns about global economic risks and U.S.-China trade disputes prompted the Fed to cut short-term interest rates for the first time in 10 years. The Fed followed up with additional rate cuts in September and October, driving bond yields lower. Munis also benefited from stable credit fundamentals and favorable supply/demand dynamics.

Market sentiment abruptly changed in late February. The COVID-19 outbreak rapidly spread throughout the world, triggering stay-at-home orders, business shutdowns and recession fears. Risk assets, including munis, sold off sharply in a global flight to the safest, highest-quality securities. The Fed and the U.S. federal government stepped in quickly and aggressively to provide financial relief to companies, municipalities and individuals. As part of its efforts to stabilize the financial system, the Fed relaunched quantitative easing and added munis to the bond-buying plan. This unprecedented move helped investment-grade munis generate their best monthly performance since January 2009. The May rally was enough to push the broad asset class back into positive-return territory for the 12-month period. High-yield munis, which suffered greater losses in the market sell-off, declined for the reporting period.

As COVID-19 infection rates are slowing, much of the U.S. economy is reopening. Nevertheless, the return to pre-pandemic life will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of May 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	-1.64%	3.72%	4.84%	—	3/31/98
S&P Municipal Bond 50% Investment Grade/50% High Yield Index	—	1.30%	4.32%	—	—	—
Bloomberg Barclays Municipal Bond Index	—	3.98%	3.74%	4.13%	—	—
I Class	AYMIX	-1.45%	3.93%	5.05%	—	3/1/10
Y Class	AYMYX	-1.42%	—	—	3.85%	4/10/17
A Class	AYMAX					1/31/03
No sales charge		-1.89%	3.46%	4.58%	—
With sales charge		-6.26%	2.52%	4.09%	—
C Class	AYMCX	-2.62%	2.72%	3.81%	—	7/24/02
Average annual returns since inception are presented when ten years of performance history is not available.
Fund returns would have been lower if a portion of the fees had not been waived.

Because the S&P Municipal Bond 50% Investment Grade/50% High Yield Index total return data is first available as of November 30, 2011, returns for the Bloomberg Barclays Municipal Bond Index are also shown to cover the 10 year period.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
3

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2020
Investor Class — $16,045

Bloomberg Barclays Municipal Bond Index — $14,998

Ending value of Investor Class would have been lower if a portion of the fees had not been waived.

Since S&P Municipal Bond 50% Investment Grade/50% High Yield Index total return data is only available from November 2011, it is not included in the line chart.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.60%	0.40%	0.37%	0.85%	1.60%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.
4

Portfolio Commentary

Portfolio Managers: Steven Permut, Joseph Gotelli and Alan Kruss

Performance Summary

High-Yield Municipal returned -1.64%* for the 12 months ended May 31, 2020. By comparison, the S&P Municipal Bond 50% Investment Grade/50% High Yield Index returned 1.30%. Fund returns reflect operating expenses, while index returns do not.

Fund and index returns primarily reflect the wholesale aversion to riskier assets, including high-yield municipal bonds (munis), during March and April 2020, as the coronavirus pandemic abruptly halted economic activity. Through the first half of the period, the broad investment-grade muni market posted modest gains yet lagged U.S. Treasuries, which benefited from a dovish Federal Reserve (Fed). The central bank cut rates three times in 2019—in July, September and October—driving Treasury yields lower. High-yield munis generally outperformed, aided by investor demand for yield. Along with all but the safest-haven assets, investment-grade and high-yield munis plunged in early 2020 as the COVID-19 pandemic swept across the U.S. The market rebounded sharply in May, bolstered by monetary and fiscal responses to the crisis and a renewed risk-on mindset.

The steep sell-off in March reflected a global flight to quality, soaring volatility and sinking market liquidity. The Fed responded quickly by cutting short-term rates to near 0% and resurrecting a host of financial crisis-era programs to help boost liquidity and help stabilize the financial markets. These efforts, along with Congress’ $2 trillion fiscal rescue package, provided some relief to munis by the end of March. In early April, the Fed directly addressed muni market woes by establishing the $500 billion Municipal Liquidity Facility, which provides loans to states and municipalities. The Fed subsequently modified the program to expand eligibility and help ensure that municipalities are able to meet short-term borrowing needs. This unprecedented move provided additional support to the muni market, as it helped restore supply and demand for munis at the end of the reporting period.

Downgrades Likely, But Defaults Less So

State and local finances across the U.S. remained relatively healthy from the start of the reporting period through early 2020. However, costs related to the COVID-19 pandemic tapped states, counties and municipalities as they scrambled to secure medical equipment, medicine and support for first responders. The Coronavirus Aid, Relief and Economic Security Act, which President Donald Trump signed into law on March 27, earmarked funds to offset a large portion of those expenses. In the final days of the reporting period, demonstrations in response to the death of George Floyd occurred across the U.S. While the unrest likely will pressure local and state budgets, we believe the total financial impact will be fairly limited.

Although we believe downgrades will occur across credit markets in general, we don’t expect a wave of defaults as most state and local governments entered the crisis with record levels of reserves and available liquidity; state and local governments possess multiple levers to avoid default, including tax increases, spending reductions and the ability to shift funds; and support from the federal government remains likely given the essential services provided by states and municipalities. Ultimately, the biggest risks we see state and local governments facing are tied to declining revenues causing budgetary stress, potentially leading to more downgrades. The extent of the challenges hinge on the duration of the economic downturn and the challenges involved in returning to normal.

*All fund returns referenced in this commentary are for Investor Class shares. Fund returns would have been lower if a portion of the fees had not been waived. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.
5

Sector Allocation, Security Selection Detracted

Sector allocation hindered relative performance over the 12-month period. Overweight allocations, relative to the index, to continuing care retirement communities weighed on results as the pandemic grew, as did investments in student housing and charter schools. Underweight exposure in higher-quality areas, such as prerefunded bonds and state general obligation (GO) bonds, also detracted. Allocations in multifamily housing and corporate muni sectors supplied a modest lift.

Security selection also detracted from results overall, largely due to lagging investments in special tax issues and private universities. Selections among high-quality state and local GO bonds also detracted from relative performance. Positive security selection among continuing care retirement communities and corporate munis helped mitigate these negative effects.

In addition, our bias toward lower-quality munis detracted from performance relative to the index, which contains an equal mix of investment-grade and high-yield munis. Lower-quality munis generally underperformed investment-grade securities for the 12-month period, largely due to the sharp sell-off of riskier securities in early 2020.

Yield Curve Approach Proved Advantageous

Our yield-curve positioning, featuring a longer duration than the index, provided a considerable relative lift through the second half of the period. The strategy paid off as longer-maturity yields declined sharply.

Portfolio Positioning

Given the steep sell-off of high-yield munis in March and April, we believe select sectors should continue to offer value. For example, late in the reporting period, we found opportunities to purchase what we believe are attractive credits that had been excessively punished during the market turmoil.

Although COVID-19 remains a concern and a key uncertainty, the stability that the Fed’s Municipal Liquidity Facility provides will likely support a broad spectrum of muni issues—either directly or indirectly. Additionally, municipal funding needs could contribute to increased supply in the coming months. We believe the recent recovery in demand and a recognition that defaults likely will remain few and fragmented should extend further support for munis. As always, fundamental credit research will drive our investment decisions.

6

Fund Characteristics

MAY 31, 2020
Portfolio at a Glance
Weighted Average Life to Maturity	18.2 years
Average Duration (Modified)	7.3 years

Top Five States and Territories	% of net assets
New York	10.7%
Illinois	9.5%
Texas	7.5%
Arizona	6.3%
Florida	6.3%

Top Five Sectors	% of fund investments
Special Tax	17%
Retirement Community	15%
Charter School	11%
General Obligation (GO) - Local	9%
Hospital	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	95.2%
Affiliated Funds	1.5%
Exchange-Traded Funds	1.0%
Other Assets and Liabilities	2.3%

7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
8

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$953.30	$2.93	0.60%
I Class	$1,000	$954.20	$1.95	0.40%
Y Class	$1,000	$954.40	$1.81	0.37%
A Class	$1,000	$952.10	$4.15	0.85%
C Class	$1,000	$948.50	$7.79	1.60%
Hypothetical
Investor Class	$1,000	$1,022.00	$3.03	0.60%
I Class	$1,000	$1,023.00	$2.02	0.40%
Y Class	$1,000	$1,023.15	$1.87	0.37%
A Class	$1,000	$1,020.75	$4.29	0.85%
C Class	$1,000	$1,017.00	$8.07	1.60%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
9

Schedule of Investments

MAY 31, 2020

	Principal Amount	Value
MUNICIPAL SECURITIES — 95.2%
Alabama — 1.1%
Jefferson County Sewer Rev., 6.50%, 10/1/53	$2,000,000	$2,305,940
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	5,000,000	5,376,300
		7,682,240
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,500,075
Arizona — 6.3%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,036,048
Arizona Industrial Development Authority Rev., (Doral Academy of Nevada), 5.00%, 7/15/49(1)	1,675,000	1,612,774
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,046,180
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,129,350
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	1,600,000	1,317,856
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,042,660
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	840,000	848,459
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,493,565
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,491,285
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,185,420
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	500,240
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/48(1)	1,000,000	992,690
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence Obligated Group), 5.25%, 7/1/53(1)	1,000,000	984,520
Industrial Development Authority of the City of Phoenix Rev., (Leman Academy of Excellence, Inc.), 5.00%, 7/1/54(1)	1,000,000	943,860
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	533,155
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,047,030
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	1,998,620
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,201,232
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,183,795
Maricopa County Industrial Development Authority Rev., (Benjamin Franklin Charter School Ltd.), 6.00%, 7/1/52(1)	4,000,000	4,224,920
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	2,450,000	2,442,454
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	970,650
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	208,000	207,979
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	Principal Amount	Value
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	$144,000	$140,149
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	999,460
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	488,380
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	4,500,000	4,351,995
		42,414,726
California — 1.9%
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,281,360
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,001,080
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	516,465
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	513,360
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,020,630
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	564,705
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	500,000	524,180
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,012,470
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	987,300
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,594,650
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	963,830
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,504,455
		12,484,485
Colorado — 3.6%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	968,150
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	1,904,040
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	504,145
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	528,255
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,189,744
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,013,110
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	935,370
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	480,985
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	1,828,080
Copper Ridge Metropolitan District Rev., 5.00%, 12/1/39	2,500,000	2,303,900
Copper Ridge Metropolitan District Rev., 5.00%, 12/1/43	1,000,000	898,030
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	499,235
Denver International Business Center Metropolitan District No. 1 GO, 6.00%, 12/1/48	2,290,000	2,239,895
Denver Urban Renewal Authority Tax Allocation, 5.25%, 12/1/39(1)	1,900,000	1,836,996
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	500,000	500,200
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,248,462
One Horse Business Improvement District Rev., 6.00%, 6/1/24	750,000	750,593
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	Principal Amount	Value
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	$1,000,000	$1,002,060
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	512,285
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,008,080
Vauxmont Metropolitan District GO, 5.00%, 12/1/50 (AGM)(3)	1,500,000	1,798,170
Water Valley Metropolitan District No. 1 GO, 5.25%, 12/1/40	300,000	302,298
		24,252,083
Connecticut — 0.6%
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/50(1)	3,750,000	3,920,700
Delaware — 0.7%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,508,445
Town of Millsboro Special Tax, 5.25%, 7/1/48(1)	3,000,000	2,835,930
		4,344,375
District of Columbia — 0.7%
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,678,200
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/44	3,000,000	3,066,570
		4,744,770
Florida — 6.3%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.25%, 11/15/24	2,155,000	2,089,639
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	257,458
Capital Trust Agency, Inc. Rev., (Franklin Academy - Cooper City Campus), 5.00%, 12/15/50(1)	1,000,000	984,580
Capital Trust Agency, Inc. Rev., (Franklin Academy - Cooper City Campus), 5.00%, 12/15/55(1)	1,005,000	981,151
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	720,000	729,000
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,905,000	1,908,562
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	2,700,000	2,792,232
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/50	2,300,000	2,363,733
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/49(1)	800,000	776,264
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/54(1)	850,000	816,561
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,153,950
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,402,587
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	998,554
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,106,560
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	3,150,000	3,258,297
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 3.75%, 11/15/25	2,000,000	1,743,260
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 4.25%, 11/15/26	3,000,000	2,615,610
Seminole County Industrial Development Authority Rev., (CCRC Development Corp. Obligated Group), 5.75%, 11/15/54	2,000,000	1,542,520
12

	Principal Amount	Value
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	$1,225,000	$1,394,491
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,601,425
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	420,000	458,249
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,940,000	1,950,748
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,710,000	2,770,894
Village Community Development District No. 13 Special Assessment, 3.70%, 5/1/50	2,000,000	1,902,520
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	715,000	716,745
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	1,995,000	1,960,347
		42,275,937
Georgia — 2.6%
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	5,000,000	6,141,750
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.00%, 10/1/29	1,285,000	1,260,521
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.125%, 10/1/39	2,000,000	1,826,800
Development Authority of White County Rev., (Truett-Mcconnell University, Inc. Obligated Group), 5.25%, 10/1/49	4,000,000	3,528,040
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/49 (GA: Macquarie Group Ltd.)	1,500,000	1,902,975
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,503,615
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)	1,500,000	1,475,655
		17,639,356
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,015,110
Idaho — 0.5%
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,393,065
Illinois — 9.5%
Chicago GO, 5.00%, 1/1/27	1,265,000	1,323,026
Chicago GO, 5.00%, 1/1/28	2,000,000	2,094,760
Chicago GO, 5.00%, 1/1/29	2,000,000	2,095,240
Chicago GO, 5.625%, 1/1/29	2,500,000	2,683,700
Chicago GO, 5.50%, 1/1/39	2,000,000	2,045,160
Chicago GO, 5.00%, 1/1/40	2,500,000	2,486,700
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,668,771
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,365,000
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,070,720
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,379,674
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,834,191
Illinois Finance Authority Rev., 5.00%, 11/1/49	1,150,000	1,000,488
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	2,400,000	2,619,432
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,580,290
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,079,520
13

	Principal Amount	Value
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	$2,000,000	$1,782,360
Illinois Finance Authority Rev., (Westminster Village, Inc. Obligated Group), 5.50%, 5/1/53	2,500,000	2,271,600
Northern Illinois University Rev., 4.00%, 4/1/38 (BAM)	1,150,000	1,207,316
Northern Illinois University Rev., 4.00%, 4/1/41 (BAM)	750,000	780,615
State of Illinois GO, 5.00%, 10/1/25	3,000,000	3,063,090
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,065,010
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,017,190
State of Illinois GO, 5.125%, 12/1/29	3,000,000	3,060,780
State of Illinois GO, 5.00%, 10/1/33	900,000	912,177
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,103,318
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,020,850
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,002,790
State of Illinois GO, 5.50%, 5/1/39	985,000	1,034,880
State of Illinois GO, 5.75%, 5/1/45	2,400,000	2,562,456
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	2,075,540
		63,286,644
Iowa — 1.0%
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/48	4,720,000	4,468,613
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), 2.875%, 5/15/49	1,500,000	1,443,090
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,013,200
		6,924,903
Kansas — 1.4%
Kansas Development Finance Authority Rev., (Village Shalom Obligated Group), 4.00%, 11/15/25	9,500,000	8,730,975
Wichita Rev., (K-96 Greenwich STAR Bond), 3.00%, 9/1/23	945,000	950,264
		9,681,239
Kentucky — 2.6%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,451,572
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	7,500,000	8,182,050
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	3,000,000	3,270,090
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,342,555
		17,246,267
Louisiana — 0.7%
St. James Parish Rev., (NuStar Logistics LP), VRN, 6.10%, 12/1/40(1)	1,250,000	1,367,450
St. James Parish Rev., (NuStar Logistics LP), VRN, 5.85%, 8/1/41(1)	1,000,000	1,056,150
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,125,000	1,058,704
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.20%, 6/1/37	1,500,000	1,317,480
		4,799,784
Maryland — 1.5%
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,442,220
Brunswick Special Tax, 5.00%, 7/1/36	1,450,000	1,455,960
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,078,130
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,083,390
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,399,755
14

	Principal Amount	Value
Prince George's County Tax Allocation, 5.25%, 7/1/48(1)	$2,000,000	$2,001,340
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,716,467
		10,177,262
Michigan — 2.8%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,710,700
Flint Hospital Building Authority Rev., (Hurley Medical Center), 4.00%, 7/1/41	2,500,000	2,617,375
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,779,488
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	2,195,000	2,053,883
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,529,315
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,000,060
		18,690,821
Minnesota — 0.6%
Crookston Rev., (Riverview Healthcare Association), 5.00%, 5/1/51	4,100,000	4,017,754
Mississippi — 0.3%
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/38(3)	800,000	945,872
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/39(3)	850,000	1,002,388
		1,948,260
Missouri — 3.1%
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 2.875%, 2/1/34	2,000,000	1,936,580
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,269,187
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,062,650
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,522,193
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	950,430
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,051,160
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.25%, 9/1/53	5,000,000	4,508,300
St. Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	3,600,000	3,293,208
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	967,220
		20,560,928
Nevada — 2.6%
Clark County Special Assessment, 5.00%, 8/1/30	1,385,000	1,428,101
Clark County Special Assessment, 5.00%, 8/1/32	360,000	368,359
Clark County Special Assessment, 5.00%, 8/1/35	660,000	672,619
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,047,763
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	660,000	663,538
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	985,000	1,007,409
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/49	850,000	740,537
15

	Principal Amount	Value
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	$335,000	$347,683
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,001,730
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,353,534
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.25%, 6/1/34	600,000	561,408
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.50%, 6/1/39	750,000	707,865
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/43	600,000	566,322
North Las Vegas Special Assessment, (North Las Vegas Special Improvement District No. 64 Valley Vista), 4.625%, 6/1/49	1,000,000	925,640
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	9,500,000	1,029,420
Reno Rev., (Washoe County Sales Tax Rev.), Capital Appreciation, 0.00%, 7/1/58(1)(2)	13,000,000	1,149,200
Sparks Rev., 2.75%, 6/15/28(1)	3,000,000	2,805,390
		17,376,518
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,295,900
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	1,625,000	1,657,370
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/49(1)	1,105,000	1,107,254
New Jersey Economic Development Authority Rev., (Beloved Community Charter School, Inc.), 5.00%, 6/15/54(1)	725,000	714,481
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,224,200
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,292,250
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,154,900
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	2,000,000	2,234,920
		23,681,275
New Mexico — 0.4%
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/33	500,000	508,250
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/38	450,000	452,093
Lower Petroglyphs Public Improvement District Special Tax, 5.00%, 10/1/48	1,200,000	1,195,272
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.625%, 5/15/25	800,000	726,072
		2,881,687
New York — 10.7%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,502,085
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	778,035
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,031,110
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	646,613
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	506,180
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	994,130
16

	Principal Amount	Value
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	$1,000,000	$985,860
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,477,845
Metropolitan Transportation Authority Rev., 5.25%, 11/15/55	5,000,000	5,508,900
New York City GO, 5.00%, 4/1/45	10,000,000	11,953,400
New York City GO, VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	5,000,000	5,000,000
New York City GO, VRDN, 0.07%, 6/1/20 (SBBPA: JPMorgan Chase Bank N.A.)	2,500,000	2,500,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,025,130
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	2,070,000	2,070,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.07%, 6/1/20 (SBBPA: Bank of America N.A.)	2,325,000	2,325,000
New York City Water & Sewer System Rev., 5.00%, 6/15/49	5,000,000	6,166,900
New York City Water & Sewer System Rev., VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	2,600,000	2,600,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,224,345
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	989,120
New York State Dormitory Authority Rev., 5.00%, 9/15/28, Prerefunded at 100% of Par(4)	5,000	6,819
New York State Dormitory Authority Rev., 5.00%, 3/15/48	9,995,000	12,138,428
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,183,690
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/45	6,260,000	7,595,508
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	320,000	321,408
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/49	640,000	622,675
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/54	465,000	447,990
		71,601,171
North Carolina — 1.1%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	892,280
North Carolina Medical Care Commission Rev., (Moravian Home, Inc.), 5.00%, 10/1/48	3,000,000	2,664,060
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/49	1,500,000	1,514,115
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,452,585
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	614,313
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	280,000	282,108
		7,419,461
Ohio — 6.3%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	18,000,000	18,192,060
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/57(2)	15,000,000	1,940,400
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,446,895
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.50%, 12/1/53	2,500,000	2,487,475
Columbus-Franklin County Finance Authority Rev., (Ohio Dominican University), 6.50%, 3/1/48	6,000,000	6,140,280
17

	Principal Amount	Value
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	$1,250,000	$1,403,187
Muskingum County Rev., (Genesis Healthcare System Obligated Group), 5.00%, 2/15/44	2,500,000	2,545,725
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	1,000,000	1,202,680
Ohio Air Quality Development Authority Rev., (AMG Vanadium LLC), 5.00%, 7/1/49 (GA: AMG Advanced Metallurgicl)(1)	3,000,000	2,875,740
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,007,310
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,007,150
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	1,900,000	1,827,040
		42,075,942
Oregon — 0.2%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	555,000	552,524
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	770,079
		1,322,603
Pennsylvania — 4.4%
Berks County Municipal Authority Rev., (Alvernia University), 5.00%, 10/1/49	1,225,000	1,165,281
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,292,900
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.00%, 12/1/51	3,000,000	2,600,370
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,215,000	1,258,813
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.00%, 3/1/38(1)	525,000	492,618
Chester County Industrial Development Authority Special Assessment, (Woodlands at Greystone Neighborhood Improvement District), 5.125%, 3/1/48(1)	1,050,000	955,395
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,603,395
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	2,601,540
Franklin County Industrial Development Authority Rev., (Menno-Haven, Inc. Obligated Group), 5.00%, 12/1/48	1,170,000	1,012,600
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,604,925
Lancaster County Hospital Authority Rev., (Brethren Village Obligated Group), 5.125%, 7/1/37	1,000,000	940,820
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,319,650
Pennsylvania Economic Development Financing Authority Rev., (Covanta Holding Corp.), 3.25%, 8/1/39(1)	1,000,000	834,880
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,706,970
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,643,715
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	405,000	403,315
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	1,865,400
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	3,000,925
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	973,160
18

	Principal Amount	Value
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	$1,050,000	$966,956
		29,243,628
Rhode Island — 0.5%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,174,236
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,047,520
		3,221,756
South Carolina — 0.5%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.375%, 11/1/49	1,500,000	1,263,870
South Carolina Jobs-Economic Development Authority Rev., (South Carolina Episcopal Home at Still Hopes Obligated Group), 5.00%, 4/1/48	1,000,000	902,810
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/42	585,000	542,552
South Carolina Jobs-Economic Development Authority Rev., (Upstate Senior Living, Inc. Obligated Group), 5.00%, 11/15/54	1,000,000	889,400
		3,598,632
Tennessee — 1.3%
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/49	2,000,000	2,391,720
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	500,000	502,495
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	5,500,000	6,112,095
		9,006,310
Texas — 7.5%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	689,367
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,240,796
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,040,350
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,042,060
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	9,950,000	10,638,142
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,681,277
Mission Economic Development Corp. Rev., (Natgasoline LLC), 4.625%, 10/1/31(1)	2,500,000	2,523,775
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/31	1,615,000	1,562,432
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Corpus Christi II LLC), 5.00%, 4/1/48	1,850,000	1,596,550
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/24	1,385,000	1,410,498
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/25	1,505,000	1,531,368
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/26	1,000,000	1,008,480
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27	1,260,000	1,262,810
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/28	1,120,000	1,114,904
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	570,000	560,384
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	2,750,000	2,479,785

19

	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/25	$290,000	$298,436
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/26	390,000	400,768
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/31	1,300,000	1,314,235
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing San Antonio I LLC), 5.00%, 4/1/36	1,000,000	979,420
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	1,858,380
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	115,000	106,452
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	1,948,028
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	968,700
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	5,095,000	5,044,509
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,015,060
Texas Private Activity Bond Surface Transportation Corp. Rev., (NTE Mobility Partners Segments 3 LLC), 5.00%, 6/30/58	2,000,000	2,202,120
		50,519,086
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (Southwestern Vermont Medical Center, Inc.), VRDN, 0.13%, 6/1/20 (LOC: TD Bank N.A.)	1,000,000	1,000,000
Virginia — 2.8%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	961,650
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,265,275
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,714,072
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	722,367
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	1,976,194
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	895,740
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), VRDN, 0.06%, 6/1/20 (LOC: Branch Banking & Trust)	1,700,000	1,700,000
Mosaic District Community Development Authority Tax Allocation, 6.875%, 3/1/36	1,000,000	1,017,980
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	2,000,000	2,002,380
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	2,250,000	2,243,115
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,205,623
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	995,410
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRN, 5.00%, 1/1/48(1)	1,000,000	1,011,330
		18,711,136
Washington — 2.5%
Energy Northwest Electric Rev., (Bonneville Power Administration), 5.00%, 7/1/31(3)	7,610,000	10,457,129
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	795,000	756,936

20

	Principal Amount/Shares	Value
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 3.125%, 7/1/23(1)	$1,095,000	$1,026,606
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/38(1)	830,000	734,940
Washington State Housing Finance Commission Rev., (Lutheran Retirement Home of Greater Seattle Obligated Group), 5.00%, 7/1/48(1)	1,900,000	1,591,763
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,104,420
		16,671,794
West Virginia — 0.2%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,058,484
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	505,155
		1,563,639
Wisconsin — 2.1%
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	1,000,000	944,020
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,604,090
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/50 (AGM)	700,000	744,387
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/55 (AGM)	1,000,000	1,059,800
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/59 (AGM)	1,350,000	1,430,730
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/49(1)	520,000	492,581
Public Finance Authority Rev., (North Carolina Leadership Charter Academy, Inc.), 5.00%, 6/15/54(1)	455,000	422,786
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,022,720
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/50(1)	1,000,000	931,180
Public Finance Authority Rev., (Southminster, Inc.), 5.00%, 10/1/48(1)	2,750,000	2,542,430
Wisconsin Health & Educational Facilities Authority Rev., (State Camillus Health System Obligated Group), 5.00%, 11/1/54	2,000,000	1,770,680
		13,965,404
TOTAL MUNICIPAL SECURITIES (Cost $646,100,019)		637,860,826
AFFILIATED FUNDS(5) — 1.5%
American Century Diversified Municipal Bond ETF (Cost $10,134,293)	196,300	10,201,711
EXCHANGE-TRADED FUNDS — 1.0%
VanEck Vectors High-Yield Municipal Index ETF (Cost $6,699,154)	116,400	6,725,592
TOTAL INVESTMENT SECURITIES — 97.7% (Cost $662,933,466)		654,788,129
OTHER ASSETS AND LIABILITIES — 2.3%		15,110,928
TOTAL NET ASSETS — 100.0%		$669,899,057
21

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $125,205,245, which represented 18.7% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Escrowed to maturity in U.S. government securities or state and local government securities.
(5)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
22

Statement of Assets and Liabilities

MAY 31, 2020
Assets
Investment securities - unaffiliated, at value (cost of $652,799,173)	$644,586,418
Investment securities - affiliated, at value (cost of $10,134,293)	10,201,711
Total investment securities, at value (cost of $662,933,466)	654,788,129
Cash	390,291
Receivable for investments sold	27,104,286
Receivable for capital shares sold	675,235
Interest receivable	8,782,901
691,740,842

Liabilities
Payable for investments purchased	19,841,693
Payable for capital shares redeemed	1,563,147
Accrued management fees	263,476
Distribution and service fees payable	16,035
Dividends payable	157,434
21,841,785

Net Assets	$669,899,057

Net Assets Consist of:
Capital paid in	$679,376,993
Distributable earnings	(9,477,936)
$669,899,057

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$268,023,412	28,692,134	$9.34
I Class	$320,784,618	34,342,188	$9.34
Y Class	$36,453,408	3,904,011	$9.34
A Class	$33,837,571	3,622,777	$9.34*
C Class	$10,800,048	1,156,724	$9.34
*Maximum offering price $9.78 (net asset value divided by 0.955).

See Notes to Financial Statements.
23

Statement of Operations

YEAR ENDED MAY 31, 2020
Investment Income (Loss)
Income:
Interest	$29,281,031
Income distributions from affiliated funds	235,251
29,516,282
Expenses:
Management fees	3,559,185
Distribution and service fees:
A Class	92,442
C Class	119,290
Trustees' fees and expenses	55,483
Other expenses	4,334
3,830,734
Fees waived(1)	(31,202)
3,799,532

Net investment income (loss)	25,716,750

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions (including $(4,461) from affiliated funds)	1,699,477
Change in net unrealized appreciation (depreciation) on investments (including $(24,831) from affiliated funds)	(42,684,974)

Net realized and unrealized gain (loss)	(40,985,497)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(15,268,747)

(1)Amount consists of $12,856, $14,678, $1,576, $1,582 and $510 for Investor Class, I Class, Y Class, A Class and C Class, respectively.

See Notes to Financial Statements.
24

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2020 AND MAY 31, 2019
Increase (Decrease) in Net Assets	May 31, 2020	May 31, 2019
Operations
Net investment income (loss)	$25,716,750	$24,716,679
Net realized gain (loss)	1,699,477	(1,729,451)
Change in net unrealized appreciation (depreciation)	(42,684,974)	17,390,514
Net increase (decrease) in net assets resulting from operations	(15,268,747)	40,377,742

Distributions to Shareholders
From earnings:
Investor Class	(11,338,625)	(10,885,111)
I Class	(13,589,468)	(11,284,720)
Y Class	(1,473,433)	(1,026,866)
A Class	(1,298,303)	(1,233,647)
C Class	(329,389)	(366,041)
Decrease in net assets from distributions	(28,029,218)	(24,796,385)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(2,268,280)	103,936,229

Net increase (decrease) in net assets	(45,566,245)	119,517,586

Net Assets
Beginning of period	715,465,302	595,947,716
End of period	$669,899,057	$715,465,302

See Notes to Financial Statements.
25

Notes to Financial Statements

MAY 31, 2020

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

26

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Income and capital gain distributions, if any, from the affiliated funds are recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

27

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The investment advisor will waive the portion of the fund's management fee equal to the expenses attributable to the management fees of the American Century Investments funds in which the fund invests. The amount of this waiver will fluctuate depending on the fund's daily allocation to other American Century Investments funds. This waiver is expected to remain in effect permanently and it cannot be terminated without the approval of the Board of Trustees. The impact of this waiver to the ratio of operating expenses to average net assets was less than 0.005% for each class for the period ended May 31, 2020.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $22,005,000 and $50,955,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $545,976,495 and $558,103,925, respectively.
28

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2020		Year ended May 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,875,134	$127,505,706	12,479,809	$119,706,847
Issued in reinvestment of distributions	1,017,276	10,010,143	1,005,340	9,651,589
Redeemed	(14,546,468)	(139,837,689)	(19,009,309)	(182,669,942)
	(654,058)	(2,321,840)	(5,524,160)	(53,311,506)
I Class
Sold	15,621,866	152,009,996	22,280,236	213,987,792
Issued in reinvestment of distributions	1,310,975	12,894,499	1,112,215	10,682,075
Redeemed	(17,522,373)	(169,513,702)	(8,697,880)	(83,605,430)
	(589,532)	(4,609,207)	14,694,571	141,064,437
Y Class
Sold	2,088,916	20,522,909	2,441,370	23,458,997
Issued in reinvestment of distributions	149,369	1,466,779	107,671	1,026,866
Redeemed	(1,578,716)	(14,995,547)	(1,039,771)	(9,931,459)
	659,569	6,994,141	1,509,270	14,554,404
A Class
Sold	617,221	6,195,238	762,941	7,332,847
Issued in reinvestment of distributions	110,943	1,089,911	106,900	1,026,026
Redeemed	(838,588)	(8,238,162)	(463,926)	(4,457,580)
	(110,424)	(953,013)	405,915	3,901,293
C Class
Sold	173,852	1,723,151	329,519	3,140,412
Issued in reinvestment of distributions	26,038	255,825	30,293	290,621
Redeemed	(344,183)	(3,357,337)	(593,747)	(5,703,432)
	(144,293)	(1,378,361)	(233,935)	(2,272,399)
Net increase (decrease)	(838,738)	$(2,268,280)	10,851,661	$103,936,229

6. Affiliated Fund Transactions

A summary of transactions for each affiliated fund for the period ended May 31, 2020 follows (amounts in thousands):

Affiliated Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Diversified Municipal Bond ETF	$7,016	$3,722	$511	$(25)	$10,202	196	$(4)	$235

(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds. Additional information and attributes of each affiliated fund are available at americancentury.com.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

29

7. Investments in Affiliated Funds

The fund does not invest in an affiliated fund for the purpose of exercising management or control; however, investments by the fund within its investment strategy may represent a significant portion of an affiliated fund's net assets.

8. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$637,860,826	—
Affiliated Funds	$10,201,711	—	—
Exchange-Traded Funds	6,725,592	—	—
	$16,927,303	$637,860,826	—

9. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

30

10. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2020 and May 31, 2019 were as follows:

	2020	2019
Distributions Paid From
Exempt income	$25,882,577	$24,796,385
Taxable ordinary income	$1,816,500	—
Long-term capital gains	$330,141	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$662,933,466
Gross tax appreciation of investments	$15,932,453
Gross tax depreciation of investments	(24,077,790)
Net tax appreciation (depreciation) of investments	$(8,145,337)
Other book-to-tax adjustments	$(157,433)
Undistributed exempt income	—
Post-October capital loss deferral	$(1,175,166)
The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Loss deferrals represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

11. Recently Issued Accounting Standards
In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.
31

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020	$9.86	0.34	(0.49)	(0.15)	(0.34)	(0.03)	(0.37)	$9.34	(1.64)%	0.60%	3.45%	75%	$268,023
2019	$9.66	0.36	0.21	0.57	(0.37)	—	(0.37)	$9.86	6.03%	0.60%	3.80%	57%	$289,403
2018	$9.56	0.36	0.10	0.46	(0.36)	—	(0.36)	$9.66	4.87%	0.60%	3.74%	49%	$336,797
2017	$9.73	0.33	(0.17)	0.16	(0.33)	—	(0.33)	$9.56	1.75%	0.60%	3.51%	80%	$347,732
2016	$9.36	0.35	0.37	0.72	(0.35)	—	(0.35)	$9.73	7.90%	0.60%	3.72%	41%	$357,757
I Class
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.45)%	0.40%	3.65%	75%	$320,785
2019	$9.66	0.38	0.20	0.58	(0.38)	—	(0.38)	$9.86	6.24%	0.40%	4.00%	57%	$344,454
2018	$9.56	0.38	0.10	0.48	(0.38)	—	(0.38)	$9.66	5.08%	0.40%	3.94%	49%	$195,453
2017	$9.73	0.36	(0.18)	0.18	(0.35)	—	(0.35)	$9.56	1.95%	0.40%	3.71%	80%	$118,346
2016	$9.36	0.37	0.37	0.74	(0.37)	—	(0.37)	$9.73	8.12%	0.40%	3.92%	41%	$33,660
Y Class
2020	$9.86	0.36	(0.49)	(0.13)	(0.36)	(0.03)	(0.39)	$9.34	(1.42)%	0.37%	3.68%	75%	$36,453
2019	$9.65	0.39	0.21	0.60	(0.39)	—	(0.39)	$9.86	6.38%	0.37%	4.03%	57%	$31,979
2018	$9.56	0.38	0.09	0.47	(0.38)	—	(0.38)	$9.65	5.00%	0.37%	3.97%	49%	$16,750
2017(3)	$9.40	0.05	0.16	0.21	(0.05)	—	(0.05)	$9.56	2.25%	0.37%(4)	3.88%(4)	80%(5)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020	$9.86	0.31	(0.49)	(0.18)	(0.31)	(0.03)	(0.34)	$9.34	(1.89)%	0.85%	3.20%	75%	$33,838
2019	$9.66	0.34	0.20	0.54	(0.34)	—	(0.34)	$9.86	5.77%	0.85%	3.55%	57%	$36,807
2018	$9.56	0.34	0.09	0.43	(0.33)	—	(0.33)	$9.66	4.61%	0.85%	3.49%	49%	$32,130
2017	$9.73	0.31	(0.17)	0.14	(0.31)	—	(0.31)	$9.56	1.50%	0.85%	3.26%	80%	$33,286
2016	$9.36	0.33	0.37	0.70	(0.33)	—	(0.33)	$9.73	7.64%	0.85%	3.47%	41%	$91,271
C Class
2020	$9.86	0.24	(0.49)	(0.25)	(0.24)	(0.03)	(0.27)	$9.34	(2.62)%	1.60%	2.45%	75%	$10,800
2019	$9.65	0.27	0.21	0.48	(0.27)	—	(0.27)	$9.86	5.09%	1.60%	2.80%	57%	$12,822
2018	$9.56	0.26	0.09	0.35	(0.26)	—	(0.26)	$9.65	3.72%	1.60%	2.74%	49%	$14,817
2017	$9.72	0.24	(0.16)	0.08	(0.24)	—	(0.24)	$9.56	0.85%	1.60%	2.51%	80%	$18,898
2016	$9.35	0.26	0.37	0.63	(0.26)	—	(0.26)	$9.72	6.84%	1.60%	2.72%	41%	$25,767

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 10, 2017 (commencement of sale) through May 31, 2017.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of High-Yield Municipal Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Municipal Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statement of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2020

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

34

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	40	CYS Investments, Inc.; Kirby Corporation: Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	40	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	59	None
35

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	40	None
Jonathan D. Levin (1972)			Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	40	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	122	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

36

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)
37

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

38

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

39

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund hereby designates $330,141, or up to the maximum amount allowable, as long-term capital gain distributions (20% rate gain distributions) for the fiscal year ended May 31, 2020.

The fund hereby designates $1,816,500 as qualified short-term capital gain distributions for purposes of Internal Revenue Code Section 871 for the fiscal year ended May 31, 2020.

The fund designates $25,766,120 as exempt interest dividends for the fiscal year ended May 31, 2020.
40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 2007

Annual Report

May 31, 2020

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2020. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional investment insights, please visit americancentury.com.

Pandemic Rattled Markets, But Most Munis Persevered

Through the first several months of the reporting period, municipal bonds (munis) generally advanced, as U.S. bond yields declined amid dovish Federal Reserve (Fed) policy. In July 2019, growing concerns about global economic risks and U.S.-China trade disputes prompted the Fed to cut short-term interest rates for the first time in 10 years. The Fed followed up with additional rate cuts in September and October, driving bond yields lower. Munis also benefited from stable credit fundamentals and favorable supply/demand dynamics.

Market sentiment abruptly changed in late February. The COVID-19 outbreak rapidly spread throughout the world, triggering stay-at-home orders, business shutdowns and recession fears. Risk assets, including munis, sold off sharply in a global flight to the safest, highest-quality securities. The Fed and the U.S. federal government stepped in quickly and aggressively to provide financial relief to companies, municipalities and individuals. As part of its efforts to stabilize the financial system, the Fed relaunched quantitative easing and added munis to the bond-buying plan. This unprecedented move helped investment-grade munis generate their best monthly performance since January 2009. The May rally was enough to push the broad asset class back into positive-return territory for the 12-month period. High-yield munis, which suffered greater losses in the market sell-off, declined for the reporting period.

As COVID-19 infection rates are slowing, much of the U.S. economy is reopening. Nevertheless, the return to pre-pandemic life will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	2.09%	2.81%	3.10%	—	3/2/87
S&P Intermediate Term National AMT-Free Municipal Bond Index	—	3.68%	3.23%	3.43%	—	—
I Class	AXBIX	2.30%	3.01%	3.32%	—	4/15/03
Y Class	ATBYX	2.33%	—	—	3.48%	4/10/17
A Class	TWWOX					3/1/10
No sales charge		1.75%	2.53%	2.85%	—
With sales charge		-2.82%	1.60%	2.38%	—
C Class	TWTCX	0.99%	1.77%	2.08%	—	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2010
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2020
Investor Class — $13,578

S&P Intermediate Term National AMT-Free Municipal Bond Index — $14,012

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli and Steven Permut

Performance Summary

Intermediate-Term Tax-Free Bond returned 2.09%* for the 12 months ended May 31, 2020. By comparison, the S&P Intermediate Term National AMT-Free Municipal Bond Index returned 3.68%. Fund returns reflect operating expenses, while index returns do not.

The fund and index generated positive returns during the period despite historic volatility and a deep market sell-off in March and April 2020 that impacted nearly all asset classes with the exception of Treasuries as the coronavirus pandemic abruptly halted economic activity. Through the first half of the period, the broad municipal bond (muni) market posted modest gains yet lagged U.S. Treasuries, which benefited from a dovish Federal Reserve (Fed). The central bank cut rates three times in 2019—in July, September and October—driving Treasury yields lower. Along with all but the safest-haven assets, munis plunged in early 2020 as the COVID-19 pandemic swept across the U.S. The market rebounded sharply in May, bolstered by monetary and fiscal responses to the crisis and a renewed risk-on mindset.

The steep sell-off in March reflected a global flight to quality, soaring volatility and sinking market liquidity. The Fed responded quickly by cutting short-term rates to near 0% and resurrecting a host of financial crisis-era programs to help boost liquidity and help stabilize the financial markets. These efforts, along with Congress’ $2 trillion fiscal rescue package, provided some relief to munis by the end of March. In early April, the Fed directly addressed muni market woes by establishing the $500 billion Municipal Liquidity Facility, which provides loans to states and municipalities. The Fed subsequently modified the program to expand eligibility and help ensure that municipalities are able to meet short-term borrowing needs. This unprecedented move provided additional support to the muni market, as it helped restore supply and demand for munis at the end of the reporting period.

Downgrades Likely, But Defaults Less So

Although state and local finances across the U.S. were relatively healthy at the start of 2020, costs related to the COVID-19 pandemic tapped states, counties and municipalities as they scrambled to secure medical equipment, medicine and support for first responders. The Coronavirus Aid, Relief and Economic Security Act, which President Donald Trump signed into law on March 27, provides funds to offset a large portion of those expenses. In the final days of the period, demonstrations in response to the death of George Floyd occurred across the U.S., and while the unrest likely will affect local and state budgets, we believe the total financial impact will be fairly limited.

Although we believe downgrades will occur across credit markets in general, we don’t expect a wave of defaults as most state and local governments entered the crisis with record levels of reserves and available liquidity; state and local governments possess multiple levers to avoid default, including tax increases, spending reductions and the ability to shift funds; and support from the federal government remains likely given the essential services provided by states and municipalities. Ultimately, the biggest risks we see state and local governments facing are tied to declining revenues causing budgetary stress, potentially leading to more downgrades. The extent of the challenges hinge on the duration of the economic downturn and the challenges involved in returning to normal.

*All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Sector Allocation, Security Selection Detracted

Sector allocation hindered relative performance over the 12-month period. Out-of-index allocations to hospitals and continuing care retirement communities weighed on results as the pandemic grew. Underweight exposure, relative to the index, in higher-quality areas, such as prerefunded bonds and state general obligation bonds, also detracted. Allocations in transportation and special tax sectors supplied a modest lift.

Yield Curve Approach Proved Advantageous

Our yield-curve positioning, featuring a longer duration than the index, provided a considerable relative lift through the second half of the period. The strategy paid off as longer-maturity yields declined sharply.

Portfolio Positioning

On the heels of May’s robust rally, we expect more muted advances through the balance of 2020. Although the economy is in the process of restarting, COVID-19 remains a concern and a key uncertainty. We anticipate a rocky road until the November election, after which, debates over higher tax rates could extend the turbulence.

Municipal funding needs could contribute to increased supply in the coming months. We believe the recent recovery in demand and a recognition that defaults likely will remain few and fragmented should extend support for munis.

As always, fundamental credit research will drive our investment decisions. For example, late in the reporting period, we found opportunities to purchase what we believe are attractive credits that had been excessively punished during the market turmoil. We also exited some positions in the higher education sector, which may face greater risks due to COVID-19 fallout. Overall, we ended the period with a slight bias toward lower-rated, higher-yielding investment-grade munis and maintained a slightly longer duration in anticipation of ongoing economic challenges.

Fund Characteristics

MAY 31, 2020
Portfolio at a Glance
Weighted Average Life to Maturity	9.7 years
Average Duration (Modified)	5.0 years

Top Five States and Territories	% of net assets
Illinois	12.3%
Texas	11.8%
New York	9.9%
Pennsylvania	7.8%
California	5.1%

Top Five Sectors	% of fund investments
General Obligation (GO) - Local	13%
Hospital	13%
Special Tax	12%
Water & Sewer	9%
Corporate Municipal	7%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.8%
Exchange-Traded Funds	0.5%
Other Assets and Liabilities	(0.3)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$999.70	$2.35	0.47%
I Class	$1,000	$1,000.70	$1.35	0.27%
Y Class	$1,000	$1,000.90	$1.20	0.24%
A Class	$1,000	$998.50	$3.60	0.72%
C Class	$1,000	$994.80	$7.33	1.47%
Hypothetical
Investor Class	$1,000	$1,022.65	$2.38	0.47%
I Class	$1,000	$1,023.65	$1.37	0.27%
Y Class	$1,000	$1,023.80	$1.21	0.24%
A Class	$1,000	$1,021.40	$3.64	0.72%
C Class	$1,000	$1,017.65	$7.42	1.47%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2020

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.8%
Alabama — 1.2%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs & Company)	$10,000,000	$10,775,500
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,136,780
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,161,160
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,301,460
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,026,872
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	21,505,200
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)	1,025,000	1,185,771
University of South Alabama Rev., 4.00%, 4/1/37 (AGM)	1,735,000	1,988,952
University of South Alabama Rev., 4.00%, 4/1/38 (AGM)	1,000,000	1,142,280
		48,223,975
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,121,946
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,648,854
		6,770,800
Arizona — 3.2%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 1.77%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,032,900
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,440,745	6,462,772
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	165,000	165,759
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	105,000	103,580
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	525,910
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	396,100
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	608,904
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	848,690
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625,000	621,888
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	725,000	636,166
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	367,056
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	310,548
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	766,138
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	364,071
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	361,701
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	275,123

	Principal Amount	Value
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	$525,000	$628,021
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	1,970,873
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,839,431
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	541,855
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	6,400,000	6,416,704
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	104,015
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	524,010
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	211,246
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	317,004
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	227,582
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	733,614
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	723,947
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	308,214
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,015,230
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,266,112
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,001,187
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,269,084
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,367,158
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,353,709
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	475,000	471,879
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,623,208
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,139,100
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	7,075,000	6,414,124
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,001,283
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,067,949
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	946,232
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	765,642
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,904,955
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,745,040
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	411,484

	Principal Amount	Value
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	$780,000	$845,005
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,065,820
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 0.71%, (MUNIPSA plus 0.57%), 1/1/35	3,890,000	3,821,186
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(1)	1,000,000	987,970
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	1,855,000	1,881,564
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(1)	3,500,000	3,489,220
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 0.94%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,637,539
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	847,945
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	746,226
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,244,480
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,374,575
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	13,098,800
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	10,030,000	13,093,764
		127,291,292
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,099,700
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,531,129
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,326,540
		3,957,369
California — 5.1%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	721,546
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,086,120
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,649,275
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,923,496
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,935,447
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,200,960
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,188,900
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	1,960,218
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(2)	2,000,000	1,905,620
Bay Area Toll Authority Rev., VRN, 1.24%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,737,850
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,001,080
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	1,987,543
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	405,000	407,296
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,772,277
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	657,324

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	$1,000,000	$1,116,390
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,132,620
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,145,220
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,413,550
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,642,155
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,657,245
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,099,120
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,346,291
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/31(1)	1,350,000	1,418,418
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	6,255,000	6,460,977
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	8,000,000	8,226,880
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(2)	2,530,000	2,197,254
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,231,640
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,686,400
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,851,825
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,941,450
Golden State Tobacco Securitization Corp. Rev., 3.50%, 6/1/36	1,430,000	1,433,432
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,457,268
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,776,340
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,587,740
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,727,916
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,452,213
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,230,522
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,058,310
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,246,610
Los Angeles County COP, 5.00%, 9/1/20	900,000	910,305
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,003,900
Los Angeles Department of Water Rev., VRDN, 0.05%, 6/1/20 (SBBPA: Toronto-Dominion Bank)	5,465,000	5,465,000
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	3,150,000	2,836,449
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,214,236
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,529,369
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,178,270
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/34	1,000,000	1,163,910
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/35	800,000	929,712
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(3)	5,985,000	6,123,194
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,397,014

	Principal Amount	Value
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	$2,500,000	$2,727,300
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,813,650
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,471,932
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,408,540
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,159,960
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,892,976
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,460,984
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,007,970
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(2)	5,110,000	3,060,430
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	302,898
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	359,587
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,329,752
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	740,237
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,276,300
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,120,308
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(3)	2,000,000	2,015,580
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,689,220
State of California GO, 5.00%, 12/1/26	3,955,000	4,547,222
State of California GO, 5.00%, 2/1/27	10,000,000	11,140,100
State of California GO, 5.00%, 11/1/27	5,000,000	5,719,400
State of California GO, 5.00%, 2/1/28	10,000,000	11,126,000
State of California GO, 4.00%, 9/1/32	5,000,000	5,802,750
Twin Rivers Unified School District COP, VRN, 3.20%, 6/1/41 (AGM)	5,305,000	5,305,000
		205,902,193
Colorado — 2.9%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,367,006
Adams County COP, 4.00%, 12/1/26	2,250,000	2,624,715
Adams County COP, 4.00%, 12/1/27	1,310,000	1,516,849
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,888,420
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,252,312
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,547,125
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,166,150
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,918,824
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,221,947
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,253,093
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,061,781

	Principal Amount	Value
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	$2,060,000	$2,239,405
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,395,226
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,310,060
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	6,175,950
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,251,420
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,299,840
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,276,575
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	325,023
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	399,916
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	798,680
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	513,527
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	348,474
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	387,418
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	395,140
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	249,993
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,153,844
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	590,058
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,148,460
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	5,701,995
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	832,016
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	847,868
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	582,575
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,108,450
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,098,340
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,417,967
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,086,340
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,564,155
E-470 Public Highway Authority Rev., VRN, 0.54%, (67% of the 1-month LIBOR plus 0.42%), 9/1/39	3,000,000	2,967,780
E-470 Public Highway Authority Rev., VRN, 1.16%, (67% of the 1-month LIBOR plus 1.05%), 9/1/39	1,000,000	996,980
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	626,970
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,281,780
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	982,200
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,117,410

	Principal Amount	Value
Jefferson County School District R-1 COP, 5.00%, 12/15/23	$200,000	$232,160
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,571,859
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,836,231
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,921,704
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,165,330
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,099,024
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,182,002
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,460,939
Regional Transportation District COP, 5.50%, 6/1/20, Prerefunded at 100% of Par(3)	170,000	170,000
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	2,897,229
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,401,078
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,401,078
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,401,078
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,501,155
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,222,513
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	794,150
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	840,172
Vauxmont Metropolitan District GO, 5.00%, 12/1/21 (AGM)(4)	155,000	162,505
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)(4)	165,000	179,075
Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)(4)	190,000	212,849
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	136,523
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)(4)	200,000	230,524
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	157,845
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)(4)	180,000	212,117
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	148,708
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)(4)	195,000	234,788
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	159,925
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)(4)	200,000	245,162
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	153,572
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)(4)	210,000	262,326
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	147,261
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)(4)	215,000	272,850
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	146,761
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)(4)	215,000	270,999
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	146,223
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)(4)	230,000	287,762
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	157,284
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)(4)	500,000	620,975
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	185,675
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)(4)	505,000	624,079
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)(4)	285,000	350,784
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)(4)	100,000	122,501
		116,216,832
Connecticut — 1.7%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	606,880

	Principal Amount	Value
Bridgeport GO, 5.00%, 8/15/26	$3,000,000	$3,540,600
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,368,962
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	751,368
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,859,700
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	624,270
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,575,002
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,231,180
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,206,030
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	774,761
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,071,485
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,207,320
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,769,645
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,058,140
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,079,368
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,042,870
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,033,560
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(1)	990,000	1,186,713
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(1)	285,000	334,807
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(1)	1,065,000	1,233,526
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	999,510
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	993,420
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,680,217
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,065,928
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	701,604
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	580,070
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,265,121
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	397,985
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	453,112
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,496,180
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,060,660
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,236,041
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	2,640,000	2,721,338
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,175,050
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,449,422

	Principal Amount	Value
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	$2,000,000	$2,346,240
		67,178,085
District of Columbia — 1.2%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,000,000
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,622,400
District of Columbia GO, 5.00%, 10/15/44	8,000,000	10,178,080
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(3)	1,000,000	1,130,250
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(3)	1,000,000	1,173,850
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,000,442
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,850,064
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,436,737
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,431,288
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,312,063
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,306,625
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,562,640
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,038,530
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	258,970
		49,301,939
Florida — 4.7%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,696,450
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	2,988,535
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,086,500
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,050,000
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,670,640
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	7,945,000	8,216,401
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,520,687
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,537,335
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,928,176
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,196,810
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,190,620
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,133,800
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	846,608
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,403,900
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,103,906
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,329,161
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,497,554
Fort Myers Rev., 4.00%, 12/1/29	170,000	195,794
Fort Myers Rev., 4.00%, 12/1/30	150,000	170,454
Fort Myers Rev., 4.00%, 12/1/31	650,000	726,694
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,107,010

	Principal Amount	Value
Gainesville Utilities System Rev., 5.00%, 10/1/24	$2,000,000	$2,382,300
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,045,452
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,603,950
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,657,835
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	3,006,220
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,026,638
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,693,552
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	931,778
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,494,122
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,780,000
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,038,940
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,711,770
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	908,520
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,822,262
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,076,926
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,128,040
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,692,060
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,304,150
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,285,850
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,167,517
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	442,704
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	575,490
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	595,815
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,105,744
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	5,859,000
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	2,911,500
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,944,197
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	481,696
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	833,444
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	298,608
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	873,378
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	823,319
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,173,260
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(2)	1,200,000	690,060
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(2)	3,000,000	1,647,030
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(2)	1,500,000	748,290
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(2)	1,800,000	853,128
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	613,270
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	608,575
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,209,940
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	723,396
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,199,940
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,194,710

	Principal Amount	Value
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	$1,000,000	$1,190,570
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	987,780
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,137,819
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	4,578,231
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,497,070
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	973,230
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,200,000	1,241,256
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	14,165,000	13,911,588
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,274,319
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	915,980
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	1,801,860
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,342,754
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,663,180
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,998,158
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	877,560
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,087,090
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,260,094
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,664,706
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,508,158
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	987,760
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	645,000	649,457
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,235,000	2,287,969
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	1,990,000	2,031,949
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24	500,000	492,025
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29	1,000,000	976,220
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34	3,250,000	3,149,640
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,169,960
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,396,956
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,183,985
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,235,817
		190,234,552

	Principal Amount	Value
Georgia — 2.3%
Atlanta Tax Allocation, 5.00%, 1/1/21	$200,000	$200,622
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	768,068
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,280,100
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,057,725
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	12,283,500
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,859,580
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,194,925
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,135,980
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,419,407
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,253,410
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,426,960
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,036,350
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,540,500
Main Street Natural Gas, Inc. Rev., VRN, 0.71%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,707,600
Main Street Natural Gas, Inc. Rev., VRN, 1.08%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	9,703,100
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,691,020
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	17,800,000	19,647,640
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,607,850
		91,814,337
Guam — 0.1%
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,523,685
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,015,070
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,155,600
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,076,540
		5,770,895
Hawaii — 0.6%
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(3)	1,000,000	1,004,470
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,649,252
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,261,600
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	8,938,860
		22,854,182
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/20, Prerefunded at 100% of Par (AGM)(3)	500,000	501,920
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,144,450
		3,646,370
Illinois — 12.3%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,351,274
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,184,521
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,185,820
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,217,460
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	2,021,902
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,122,000

	Principal Amount	Value
Chicago GO, 5.00%, 1/1/30	$6,600,000	$6,899,970
Chicago GO, 5.25%, 1/1/32	5,000,000	5,105,750
Chicago GO, 6.00%, 1/1/38	5,000,000	5,364,050
Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	17,518,500
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,434,138
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	816,352
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	632,964
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,639,215
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,498,520
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,448,624
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,647,462
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,519,300
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	3,797,852
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,217,980
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,591,560
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,137,880
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,332,500
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,229,327
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,909,187
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,100,546
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,111,660
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,240,795
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,107,990
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	853,565
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	851,451
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,514,084
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,688,875
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,151,400
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,335,000
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,781,350
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,352,560
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,532,757
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,814,653
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,710,803
Cook County GO, 5.00%, 11/15/21	600,000	618,222
Cook County GO, 5.00%, 11/15/25	3,600,000	3,876,984
Cook County GO, 5.00%, 11/15/27	2,800,000	3,006,332
Cook County GO, 5.00%, 11/15/28	1,000,000	1,069,860
Cook County GO, 5.00%, 11/15/29	3,270,000	3,482,877
Cook County GO, 5.00%, 11/15/31	2,350,000	2,477,581
Cook County GO, 5.00%, 11/15/34	2,000,000	2,083,660
Cook County GO, 5.00%, 11/15/35	1,800,000	1,868,904
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,148,240
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,146,950
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,415,874
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,202,360
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,415,680

	Principal Amount	Value
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	$4,000,000	$4,693,280
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,921,886
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,352,629
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,429,749
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,151,540
Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,240,551
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,218,030
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,321,542
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,471,486
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,541,592
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,616,668
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,689,624
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,860,813
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	345,683
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	446,204
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	459,560
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	471,620
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	421,939
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	486,522
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	919,373
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,170,000	1,274,387
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	330,000	355,285
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,294,868
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,742,100
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,099,980
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,015,640
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	1,988,180
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,178,256
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	544,695
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	340,219
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	536,695
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	607,745
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	529,905
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,563,300
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	787,073
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,277,401
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,370,134
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,461,161

	Principal Amount	Value
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	$1,575,000	$1,788,476
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,642,718
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/46	2,000,000	2,170,360
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	2,909,483
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,506,031
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,309,725
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,268,380
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,158,305
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,388,400
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	262,907
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	758,023
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	352,108
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	737,672
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	773,813
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,729,150
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,273,419
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	12,957,200
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20(3)	1,045,000	1,055,095
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22(3)	825,000	909,678
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23(3)	1,000,000	1,147,270
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/28 (BAM)	1,000,000	1,160,530
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/29 (BAM)	1,000,000	1,171,620
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/30 (BAM)	500,000	581,970
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,581,575
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,921,163
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,232,830
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	3,945,720
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,225,750
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,195,900
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,452,624
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,014,375
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,406,584
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,771,800
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)	770,000	944,174
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)	450,000	543,699
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)	250,000	295,505

	Principal Amount	Value
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)	$200,000	$235,142
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)	580,000	669,975
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)	550,000	633,837
Northern Illinois University Rev., 5.00%, 4/1/29 (BAM)	1,025,000	1,238,846
Northern Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,075,000	1,293,085
Northern Illinois University Rev., 5.00%, 4/1/33 (BAM)	1,400,000	1,658,314
Northern Illinois University Rev., 4.00%, 4/1/35 (BAM)	1,000,000	1,063,050
Northern Illinois University Rev., 4.00%, 4/1/37 (BAM)	1,425,000	1,501,309
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,405,300
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,374,600
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,564,210
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	125,000	127,884
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,032,900
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,883,298
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,393,690
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,315,920
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,082,750
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,105,050
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,058,230
State of Illinois GO, 5.00%, 11/1/24	12,715,000	12,966,503
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,064,020
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,068,760
State of Illinois GO, 5.00%, 11/1/27	15,000,000	15,278,400
State of Illinois GO, 5.125%, 12/1/29	17,000,000	17,344,420
State of Illinois GO, 5.50%, 5/1/30	2,500,000	2,650,825
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,128,413
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,104,250
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,002,790
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,086,141
State of Illinois GO, 5.50%, 5/1/39	1,475,000	1,549,694
State of Illinois GO, 5.00%, 12/1/39	5,000,000	5,009,300
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,556,597
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,878,068
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,327,216
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,063,930
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,145,057
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,123,490
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	923,040
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,770,360
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,204,290
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,197,480
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	850,489
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	648,324
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	858,915
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,138,840
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,025,582
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,153,020
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,322,562

	Principal Amount	Value
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	$2,250,000	$2,064,758
Western Illinois University Rev., 4.00%, 4/1/27 (BAM)	1,390,000	1,603,462
Western Illinois University Rev., 4.00%, 4/1/28 (BAM)	1,455,000	1,696,297
Western Illinois University Rev., 4.00%, 4/1/29 (BAM)	1,565,000	1,841,066
Western Illinois University Rev., 5.00%, 4/1/31 (BAM)	1,100,000	1,396,219
Western Illinois University Rev., 4.00%, 4/1/32 (BAM)	1,000,000	1,158,800
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	700,000	724,563
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	716,690
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,691,367
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,530,779
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,086,930
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,476,834
		491,422,399
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,917,244
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,510,354
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,593,671
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,364,294
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,386,380
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,433,890
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	3,018,100
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,816,475
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,220,687
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,862,980
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 0.06%, 6/1/20 (LOC: Barclays Bank plc)	1,460,000	1,460,000
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,209,094
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,167,840
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,194,584
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,212,320
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 0.42%, (MUNIPSA plus 0.28%), 12/1/46	5,000,000	4,966,650
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,009,320
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,393,912
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,126,760
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,290,565
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,389,887
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,616,950

	Principal Amount	Value
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	$1,250,000	$1,367,262
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 0.69%, (MUNIPSA plus 0.55%), 11/1/39	5,000,000	4,923,100
		51,452,319
Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	846,768
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,026,019
		1,872,787
Kentucky — 2.5%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	543,041
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	714,750
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	318,938
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,070,163
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	608,878
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	521,650
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	482,172
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	391,472
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	759,244
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,915,000	2,103,130
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,985,028
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	909,101
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	853,620
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,595,960
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	767,978
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,046,170
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,726,353
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,164,660
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,479,586
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	10,000,000	10,733,800
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	15,000,000	16,063,650
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	14,750,000	16,091,365
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	17,000,000	18,530,510
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,404,660
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,072,945

	Principal Amount	Value
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	$1,500,000	$1,505,850
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,771,890
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,823,385
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,371,106
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,505,140
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,805,352
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,861,095
		101,582,642
Louisiana — 2.0%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	658,540
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	486,772
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	604,005
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,198,450
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	595,620
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	593,385
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	590,455
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	411,464
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	292,845
Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	7,900,284
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	5,840,050
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,820,950
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,250,175
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,418,866
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,127,100
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,421,200
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,142,262
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,135,827
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,423,780
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	614,605
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	1,012,080
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	438,480
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,364,187
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,472,712
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,460,184
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	418,088
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	282,030
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	233,428
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,280,187
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	918,628
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	800,000	912,016
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,450,000	1,364,551

	Principal Amount	Value
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	$9,000,000	$8,253,360
		78,936,566
Maryland — 1.6%
Baltimore Rev., 4.25%, 6/1/26	1,750,000	1,734,477
Baltimore Rev., 4.00%, 9/1/27	625,000	617,613
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,459,905
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,600,096
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	2,970,850
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,703,473
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,069,410
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	3,914,141
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,136,491
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,688,429
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,747,035
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,706,271
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/35	600,000	644,970
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/36	650,000	695,929
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/37	750,000	797,880
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/38	700,000	743,505
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/39	1,000,000	1,057,920
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/40	725,000	764,549
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	330,003
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	369,141
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	424,958
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,406,468
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,122,520
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	526,155
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,075,260
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	223,868
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	198,144
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	137,383
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	147,698
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	197,096
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	279,160
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	332,472
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	356,756

	Principal Amount	Value
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	$500,000	$509,165
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	3,855,954
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	514,105
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	748,494
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,088,320
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,873,571
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,595,751
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,050,310
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,852,849
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	1,948,229
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,047,004
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,149,849
		62,413,627
Massachusetts — 2.0%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	12,888,100
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,651,140
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	592,840
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	424,432
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	575,442
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	610,423
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,134,286
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	4,618,026
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	522,386
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	5,571,216
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,014,020
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	988,180
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	503,050
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	568,253
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,416,470
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,306,886
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,170,827
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,236,660
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	695,572

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	$775,000	$860,940
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	851,849
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	603,020
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	513,677
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	483,519
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	654,652
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,611,600
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,006,603
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,212,781
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,544,316
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,450,995
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,053,266
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,826,088
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,745,840
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,908,297
		79,815,652
Michigan — 3.1%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	967,397
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,670,890
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,818,101
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,941,580
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,118,515
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,226,041
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,061,275
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,737,031
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,861,257
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	6,996,795
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,358,400
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/20 (AGM)	1,200,000	1,204,284
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	209,462
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	327,135
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	545,225
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	452,576

	Principal Amount	Value
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	$850,000	$992,817
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	876,015
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	638,803
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	580,730
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	696,090
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,446,387
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,845,840
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,441,330
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,862,770
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	20,707,417
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,051,220
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,040,690
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	541,800
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,135,010
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,177,950
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,209,840
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,787,115
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,966,187
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,575,097
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	4,078,236
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,273,150
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,241,800
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,678,230
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,145,280
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,587,712
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,414,663
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,766,353
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,123,677
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	934,980
Michigan Strategic Fund Rev., (DTE Electric Co.), VRN, 1.45%, 8/1/29	1,375,000	1,383,663
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,238,749
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,279,104
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	351,089

	Principal Amount	Value
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	$1,335,000	$1,433,376
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,566,700
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,811,474
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,759,426
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,285,009
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,124,070
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	728,273
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,311,688
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,278,570
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	530,660
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,205,462
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,327,920
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	3,052,866
		124,981,252
Minnesota — 0.5%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,151,440
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,138,810
Duluth Independent School District No. 709 COP, 5.00%, 2/1/21 (SD CRED PROG)	300,000	308,505
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	347,906
Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	422,149
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	482,681
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	444,304
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	480,411
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	461,053
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	446,600
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	548,210
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,348,260
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	915,264
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	931,650
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/29	140,000	146,488
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/32	400,000	404,216
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/33	500,000	500,340
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/40	950,000	911,297
Rochester Rev., (Mayo Clinic), VRN, 4.50%, 11/15/38	6,000,000	6,295,860
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,353,680
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,167,050
		21,206,174

	Principal Amount	Value
Mississippi — 0.6%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	$645,000	$647,006
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,041,630
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,078,970
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,671,330
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,328,680
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,152,600
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	629,906
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	588,121
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	636,167
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.07%, 6/1/20 (GA: Chevron Corp.)	2,000,000	2,000,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	5,018,868
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33(4)	685,000	825,678
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34(4)	700,000	840,602
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35(4)	600,000	717,108
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36(4)	650,000	773,578
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37(4)	750,000	889,530
State of Mississippi GO, VRN, 0.58%, (67% of the 1-month LIBOR plus 0.33%), 9/1/27	2,480,000	2,473,056
		23,312,830
Missouri — 0.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,225,107
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	641,388
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,092,240
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	902,139
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,243,517
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,481,543
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,365,202
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	813,163
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,241,930
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	925,170
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,119,512
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	567,535
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,706,990
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22	450,000	484,366
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	697,146
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	667,332
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	325,962

	Principal Amount	Value
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	$500,000	$649,080
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	673,937
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	600,552
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	290,000	325,740
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	458,256
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	805,741
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,191,366
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	500,225
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	961,449
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	625,754
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	2,795,640
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	985,740
		31,073,722
Nebraska — 0.7%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,676,600
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,502,260
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,616,250
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	11,111,200
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,536,650
		26,442,960
Nevada — 0.7%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	840,742
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	809,228
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	830,790
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,218,250
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,329,530
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,172,016
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,904,213
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,394,854
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	1,980,686
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	3,930,358
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	955,112
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	500,000	462,870
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	490,584
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/20	1,000,000	1,000,000

	Principal Amount	Value
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	$1,485,000	$1,720,803
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,136,917
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,016,680
Sparks Rev., 2.50%, 6/15/24(1)	1,080,000	1,052,784
		28,246,417
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,636,138	15,004,822
New Jersey — 5.0%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,053,700
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,034,440
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,436,222
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,450,540
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,239,157
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,270,500
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,252,150
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,523,100
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,338,910
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	6,654,600
New Jersey Economic Development Authority Rev., 5.00%, 6/15/31	4,790,000	5,196,288
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,051,870
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,144,590
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,180,543
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,200,100
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,348,336
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,427,538
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	225,000	226,098
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,153,752
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,709,964
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,747,485
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	2,987,335
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,004,030
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,793,835
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,786,320
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,203,528
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,072,180
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,038,033
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,336,235

	Principal Amount	Value
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	$2,000,000	$2,184,500
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	2,770,000	3,019,549
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/29	5,500,000	5,694,480
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,071,600
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,142,600
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,500,000	3,770,655
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	6,482,940
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,206,370
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	4,000,000	4,200,720
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/35	17,500,000	18,339,475
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,150,920
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,062,000
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,980,988
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,876,158
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,099,700
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,503,016
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,762,702
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,399,847
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,653,820
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,632,490
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,566,001
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	5,978,923
		198,640,833
New Mexico — 0.4%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	2,997,210
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,334,869
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,831,407
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,183,520
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), VRDN, 0.05%, 6/1/20 (SBBPA: Wells Fargo Bank N.A.)	8,400,000	8,400,000
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	547,524
		16,294,530
New York — 9.9%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	448,572
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	389,270
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	387,265
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,175,440

	Principal Amount	Value
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	$1,465,000	$1,519,806
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,168,070
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,363,336
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	444,934
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,451,254
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,667,625
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	946,582
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,088,530
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,006,947
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,482,284
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,107,237
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	4,015,935
Metropolitan Transportation Authority Rev., 4.00%, 2/1/22	20,000,000	20,066,200
Metropolitan Transportation Authority Rev., 5.00%, 9/1/22	15,000,000	15,409,350
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	9,710,000	10,327,944
Metropolitan Transportation Authority Rev., 5.00%, 11/15/31	6,830,000	7,436,777
Metropolitan Transportation Authority Rev., 5.00%, 11/15/50	3,000,000	3,241,710
Metropolitan Transportation Authority Rev., VRN, 0.59%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	6,683,740
Metropolitan Transportation Authority Rev., VRN, 5.00%, 11/15/45	5,000,000	5,437,100
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,436
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,355
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	917,124
New York City GO, 5.00%, 8/1/22	7,565,000	8,330,805
New York City GO, 5.00%, 8/1/25	1,700,000	2,012,477
New York City GO, 5.00%, 8/1/25	13,605,000	16,480,009
New York City GO, 5.00%, 8/1/26	5,370,000	6,343,581
New York City GO, 5.00%, 8/1/32	2,000,000	2,533,800
New York City GO, 5.00%, 8/1/33	500,000	628,855
New York City GO, 5.00%, 8/1/33	1,000,000	1,257,710
New York City GO, 5.00%, 8/1/34	2,215,000	2,774,509
New York City GO, VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	2,785,000	2,785,000
New York City GO, VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	16,365,000	16,365,000
New York City GO, VRDN, 0.07%, 6/1/20 (LOC: Bank of America N.A.)	1,800,000	1,800,000
New York City GO, VRDN, 0.07%, 6/1/20 (SBBPA: JPMorgan Chase Bank N.A.)	2,770,000	2,770,000
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,987,550
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,191,900
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,973,100
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	15,802,500

	Principal Amount	Value
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	$4,200,000	$4,272,870
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	3,185,000	3,185,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	3,400,000	3,400,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	750,000	750,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.07%, 6/1/20 (SBBPA: Bank of America N.A.)	10,000,000	10,000,000
New York City Water & Sewer System Rev., 5.00%, 6/15/30	10,000,000	13,888,400
New York City Water & Sewer System Rev., 4.00%, 6/15/40	10,030,000	11,857,466
New York City Water & Sewer System Rev., VRDN, 0.07%, 6/1/20 (SBBPA: JPMorgan Chase Bank N.A.)	2,700,000	2,700,000
New York City Water & Sewer System Rev., VRDN, 0.08%, 6/1/20 (SBBPA: State Street Bank & Trust Co.)	12,520,000	12,520,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(2)	3,000,000	1,578,630
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,875,430
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	809,232
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,137,642
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	971,766
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,948,894
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,503,151
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	5,186,555
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,373,329
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	12,567,400
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	3,968,610
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,802,500
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,580,900
New York State Thruway Authority Rev., 4.00%, 1/1/37	4,980,000	5,521,525
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,311,730
Oneida County Local Development Corp. Rev., (Utica College), 4.00%, 7/1/39	750,000	717,427
Port Authority of New York & New Jersey Rev., 5.00%, 9/1/34	5,000,000	6,242,100
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	493,245
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	759,163
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,024,030
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,019,231
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,814,020
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,245,175
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	829,479
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,364,694
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34(4)	1,875,000	2,258,925

	Principal Amount	Value
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36(4)	$2,755,000	$3,286,522
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37(4)	1,500,000	1,782,660
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38(4)	1,300,000	1,539,694
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,000,000
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,064,780
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,063,610
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,185,500
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,609,322
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	500,000
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	512,165
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,024,649
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,133,380
		397,621,420
North Carolina — 1.3%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,260,580
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,926,885
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,715,950
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,060,000
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,013,180
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,905,872
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,039,460
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	561,179
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	1,809,991
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,021,452
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,141,005
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,177,418
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,280,036
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/35	5,000,000	5,023,900
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	2,100,000	2,095,023
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,073,300
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	810,722
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	749,525
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	373,975
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	820,952
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	19,342,500
		52,202,905
Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35	1,000,000	1,239,740

	Principal Amount	Value
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36	$2,000,000	$2,467,320
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38	1,000,000	1,120,560
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39	1,000,000	1,116,970
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	6,000,000	6,349,920
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,542,643
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,478,056
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	4,000,000	4,304,800
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	3,560,000	3,831,272
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,500,000	2,690,500
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,530,000	2,722,786
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,735,683
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,652,574
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,210,579
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	851,438
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,287,300
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,272,438
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,624,919
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,626,585
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,945,912
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,534,491
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,308,700
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,877,056
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,964,462
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,964,484
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,698,541
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,412,120
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	145,000	147,617
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,103,847
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,166,682
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,277,570
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,363,640
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,446,567
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,683,102
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	20,000,000	27,082,600
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,796,900
		100,900,374
Oklahoma — 0.5%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,729,440

	Principal Amount	Value
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	$1,000,000	$1,141,370
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,134,220
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/21	950,000	989,263
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22	1,000,000	1,068,970
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23	1,025,000	1,128,648
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24	1,050,000	1,188,222
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25	1,085,000	1,257,450
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26	1,030,000	1,219,232
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27	1,005,000	1,213,397
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	256,038
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,713,102
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	516,965
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	617,274
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,023,710
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,353,210
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,106,770
		18,657,281
Oregon — 0.4%
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	523,080
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	512,805
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	3,900,000	3,911,934
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,063,317
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	358,631
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	257,375
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	206,114
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	345,423
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	652,872
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	527,791
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	309,513
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	273,818
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	237,736
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	313,951
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	277,227
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	234,798
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,008,090
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,567,410
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,192,340
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(1)	500,000	620,565

	Principal Amount	Value
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(1)	$500,000	$615,125
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(1)	500,000	610,985
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(1)	600,000	724,722
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(1)	800,000	957,840
		17,303,462
Pennsylvania — 7.8%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	423,376
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,324,304
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,143,520
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	639,720
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,627,876
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,654,319
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,817,235
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,165,634
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,499,963
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	5,000,000	5,530,300
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	880,403
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	495,580
Coatesville School District GO, 4.00%, 8/1/20 (AGM)	250,000	251,435
Coatesville School District GO, 5.00%, 8/1/21 (AGM)	1,000,000	1,052,030
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	875,000	955,596
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,169,700
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,068,600
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,436,840
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,416,360
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,545,045
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,617,898
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,688,875
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,631,043
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,221,990
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,728,623
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	603,120
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	883,785
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	781,716
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,100,434

	Principal Amount	Value
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	$1,095,000	$1,154,108
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,206,902
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,256,755
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,312,513
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,516,000
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 0.74%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,638,355
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,244,280
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,790,400
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,103,230
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,424,423
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,152,602
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,017,260
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,283,484
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,300,101
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,214,270
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,147,221
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,209,480
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	732,886
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	610,518
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRN, 0.86%, (MUNIPSA plus 0.72%), 9/1/51	10,000,000	10,000,100
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 1.30%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	2,969,430
Pennsylvania COP, 5.00%, 7/1/29	600,000	769,062
Pennsylvania COP, 5.00%, 7/1/30	750,000	955,725
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,076,746
Pennsylvania COP, 5.00%, 7/1/35	450,000	559,125
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,310,135
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,504,921
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,175,650
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	522,598
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	792,421
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	778,511
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	861,233

	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/25	$1,000,000	$1,077,740
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,076,980
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,334,875
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,614,336
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(3)	945,000	1,135,276
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,645,480
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,639,167
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,204,774
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,186,880
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,359,887
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,630,250
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,160,300
Pennsylvania Turnpike Commission Rev., VRN, 0.74%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	4,899,650
Pennsylvania Turnpike Commission Rev., VRN, 0.84%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	9,821,800
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,517,875
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,151,050
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,729,700
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,553,341
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,268,320
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,855,056
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,730,162
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	2,013,305
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,236,392
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,036,990
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	773,144
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,415,572
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,739,295
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	2,032,656
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,149,070
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,305,670
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,100,710
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	995,849
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,322,010
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	720,924
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,385,580
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	977,303
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,402,840
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,298,290

	Principal Amount	Value
Pittsburgh Water & Sewer Authority Rev., VRN, 0.95%, (70% of the 1-month LIBOR plus 0.64%), 9/1/40 (AGM)	$5,000,000	$4,975,750
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,186,169
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	468,682
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,534,591
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,482,973
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,130,638
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,929,304
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	2,071,714
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,267,420
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,267,731
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	439,408
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	750,601
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,289,440
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,431,780
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,799,250
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,789,425
School District of Philadelphia GO, 5.00%, 9/1/20	500,000	505,230
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,464,600
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,704,812
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	629,380
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	611,396
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,545,338
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,761,130
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,999,351
Scranton School District GO, 5.00%, 6/1/20	630,000	630,000
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,411,964
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,586,543
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,235,620
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	2,029,896
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	919,020
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	3,867,822
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	529,450
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	642,912
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	675,506
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	998,108
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	869,295
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	844,056
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,070,810
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	746,165
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	742,525
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,758,320
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.38%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	9,917,800

	Principal Amount	Value
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 0.50%, (MUNIPSA plus 0.36%), 2/15/24	$10,000,000	$9,902,600
		310,858,789
Rhode Island — 1.0%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,065,136
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,266,102
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,459,980
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/24 (AGM)	2,620,000	2,945,954
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/25 (AGM)	2,785,000	3,336,681
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/26 (AGM)	3,480,000	4,268,324
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/27 (AGM)	4,185,000	5,252,803
Providence Public Building Authority Rev., (Providence), 5.00%, 9/15/32 (AGM)	2,175,000	2,780,933
Providence Public Building Authority Rev., (Providence), 4.00%, 9/15/33 (AGM)	5,620,000	6,530,665
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,164,230
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	512,163
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	565,055
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	557,655
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,441,092
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,219,300
		39,366,073
South Carolina — 0.7%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	396,381
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	876,870
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	2,019,727
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,386,662
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,062,540
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,912,750
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	284,003
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,379,908
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	555,615
South Carolina Jobs-Economic Development Authority Rev., (Bon Secours Mercy Health, Inc.), VRN, 5.00%, 12/1/48	7,500,000	8,754,375
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,243,012
		28,871,843
Tennessee — 1.0%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,068,847
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	528,330
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	424,380
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	727,773
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	461,862

	Principal Amount	Value
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	$375,000	$435,338
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	549,670
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	547,423
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	13,772,760
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	22,225,800
		40,742,183
Texas — 11.8%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,718,650
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,190,100
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,301,542
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,175,520
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,168,420
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,559,961
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/35 (PSF-GTD)	1,685,000	2,004,594
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,480,350
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,764,480
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,196,656
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,793,855
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	240,718
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	454,556
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	393,294
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	592,970
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	442,714
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	646,976
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,055,223
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	543,664
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,396,543
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	6,755,000	8,101,339
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	749,250
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	798,744
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	647,647
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	645,808
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	743,738
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,489,890
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	782,616
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,819,190
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	7,120,020
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,601,485

	Principal Amount	Value
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	$275,000	$281,842
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	256,073
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,024,290
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,395,015
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,506,870
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	872,900
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(3)	2,500,000	2,583,025
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,080,140
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,127,480
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,220,300
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,159,720
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,156,005
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,905,833
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	3,051,471
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	4,083,345
Clear Creek Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,500,000	2,907,075
Clear Creek Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,475,020
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,405,253
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,056,510
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,187,477
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,285,911
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	582,285
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,718,475
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,594,387
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,250,950
Dallas Area Rapid Transit Rev., 4.00%, 12/1/34	1,800,000	2,180,214
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	6,798,592
Dallas Area Rapid Transit Rev., 4.00%, 12/1/35	1,000,000	1,204,900
Dallas Area Rapid Transit Rev., 4.00%, 12/1/36	1,680,000	2,015,093
Dallas Area Rapid Transit Rev., 4.00%, 12/1/37	2,235,000	2,670,713
Dallas Area Rapid Transit Rev., 4.00%, 12/1/38	3,000,000	3,572,580
Dallas Independent School District GO, VRN, 5.00%, 2/15/36 (PSF-GTD)	3,975,000	4,267,282
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,099,300
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	762,413
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,573,755
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	527,860
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	436,168
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	724,541

	Principal Amount	Value
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	$400,000	$409,148
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	321,738
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	436,100
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	537,667
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	275,321
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	227,352
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,362,582
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	584,875
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,572,400
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,582,750
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,116,170
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,683,680
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,319,345
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,880,112
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	2,028,055
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,828,275
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,218,280
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,215,430
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,014,910
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,586,798
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	960,730
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,227,503
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	917,019
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	881,629
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	730,576
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	789,762
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,034,800
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	525,249
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,355,131
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,020,380
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	491,111
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,009,920
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,756,659
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,302,960
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,146,220
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,012,380
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,050,348
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	710,099
Houston Independent School District GO, VRN, 2.40%, 6/1/36 (PSF-GTD)	8,000,000	8,138,960
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,431,720

	Principal Amount	Value
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	$1,400,000	$1,694,574
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,802,220
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,197,890
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,792,245
Irving Hospital Authority Rev., 5.00%, 10/15/20	500,000	508,085
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	273,010
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	552,651
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	297,688
Irving Hospital Authority Rev., VRN, 1.24%, (MUNIPSA plus 1.10%), 10/15/44	1,750,000	1,706,827
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,002,010
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,441,904
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,004,020
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	890,000	1,078,458
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,328,345
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,611,200
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,490,440
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	830,501
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	539,198
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	567,820
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	983,130
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,588,187
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	901,740
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	870,330
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,862,961
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,027,555
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,178,130
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,197,520
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,658,475
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,696,677
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,456,275
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,449,887
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,128,110
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,107,980
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,272,892
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,636,404
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,243,319
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,303,037

	Principal Amount	Value
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	$1,325,000	$1,517,509
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,546,089
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,448,125
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,154,120
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,774,299
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,749,960
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,625,435
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,126,320
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), VRDN, 0.06%, 6/1/20 (LOC: TD Bank N.A.)	5,200,000	5,200,000
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,309,280
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	5,100,000	5,862,654
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,473,780
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,663,889
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,752,104
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,168,890
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,649,490
Texas Transportation Commission State Highway Fund Rev., VRN, 4.00%, 4/1/26	2,000,000	2,079,080
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	13,144,327
Texas Water Development Board Rev., 5.00%, 8/1/32(4)	5,000,000	6,831,700
Texas Water Development Board Rev., 5.00%, 8/1/33(4)	3,755,000	5,087,687
Texas Water Development Board Rev., 4.00%, 8/1/34(4)	2,500,000	3,112,925
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,659,618
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,452,115
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,742,350
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,964,215
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,888,688
University of Texas System Rev., 5.00%, 8/15/30	10,000,000	13,932,600
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,683,900
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	824,350
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,786,079
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,401,910
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,411,834
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,571,459
Waller Consolidated Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	7,000,000	8,501,570
		470,695,766
Utah — 0.1%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,188,610
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,414,541
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,177,950

	Principal Amount	Value
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	$1,000,000	$1,238,920
		6,020,021
Vermont — 0.4%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	541,775
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	855,570
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,520,820
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	673,031
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,098,770
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	856,341
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,082,350
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	966,708
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	532,710
Vermont Educational & Health Buildings Financing Agency Rev., (Southwestern Vermont Medical Center, Inc.), VRDN, 0.13%, 6/1/20 (LOC: TD Bank N.A.)	1,550,000	1,550,000
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,618,760
		14,296,835
Virginia — 0.5%
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,310,230
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,863,831
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	237,155
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	642,719
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	621,081
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(1)	445,000	438,058
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(1)	725,000	715,133
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(1)	1,500,000	1,501,785
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	744,764
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,170,380
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,179,810
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	818,741
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	471,825
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	540,705
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	487,035
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	816,900

	Principal Amount	Value
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	$1,000,000	$1,086,180
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,562,980
		20,209,312
Washington — 3.7%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32(4)	2,000,000	2,724,720
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33(4)	2,000,000	2,705,780
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	9,203,810
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	14,397,900
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,002,220
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	10,918,500
State of Washington GO, 5.00%, 7/1/27	10,000,000	12,039,100
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,915,616
State of Washington GO, 5.00%, 6/1/34(4)	1,500,000	1,952,700
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,675,791
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,824,612
State of Washington GO, 5.00%, 6/1/35(4)	1,500,000	1,943,190
Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,361,623
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,145,800
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,214,890
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,201,080
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	11,257,100
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,587,320
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.19%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,003,200
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 1.21%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	2,000,500
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,625,865
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,410,600
		149,111,917
Wisconsin — 0.9%
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	830,808
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	884,766
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	364,389
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	891,615
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	328,800
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	326,391
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	351,637
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,152,950

	Principal Amount/Shares	Value
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	$600,000	$641,064
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,113,765
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,036,900
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,168,206
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,318,728
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,108,316
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,102,167
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	4,335,000	4,130,085
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	5,468,500
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,528,161
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,144,590
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,754,100
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	425,000	399,521
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	500,000	514,050
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)	1,175,000	1,137,576
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,540,692
		38,237,777
TOTAL MUNICIPAL SECURITIES (Cost $3,864,989,700)		3,996,958,311
EXCHANGE-TRADED FUNDS — 0.5%
VanEck Vectors High-Yield Municipal Index ETF (Cost $20,207,709)	349,500	20,194,110
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $3,885,197,409)		4,017,152,421
OTHER ASSETS AND LIABILITIES — (0.3)%		(13,520,666)
TOTAL NET ASSETS — 100.0%		$4,003,631,755

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $98,749,996, which represented 2.5% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2020
Assets
Investment securities, at value (cost of $3,885,197,409)	$4,017,152,421
Cash	227,142
Receivable for investments sold	4,561,881
Receivable for capital shares sold	3,609,457
Interest and dividends receivable	49,321,561
4,074,872,462

Liabilities
Payable for investments purchased	64,724,276
Payable for capital shares redeemed	4,567,761
Accrued management fees	1,031,891
Distribution and service fees payable	13,261
Dividends payable	903,518
71,240,707

Net Assets	$4,003,631,755

Net Assets Consist of:
Capital paid in	$3,888,534,409
Distributable earnings	115,097,346
$4,003,631,755

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,094,741,558	95,594,962	$11.45
I Class	$1,102,092,908	96,206,425	$11.46
Y Class	$1,768,681,918	154,498,024	$11.45
A Class	$29,854,386	2,606,363	$11.45*
C Class	$8,260,985	721,817	$11.44
*Maximum offering price $11.99 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2020
Investment Income (Loss)
Income:
Interest	$115,724,450
Dividends	194,480
115,918,930
Expenses:
Management fees	12,627,470
Distribution and service fees:
A Class	73,179
C Class	88,485
Trustees' fees and expenses	303,547
Other expenses	14,309
13,106,990

Net investment income (loss)	102,811,940

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(6,146,292)
Change in net unrealized appreciation (depreciation) on investments	(23,171,816)

Net realized and unrealized gain (loss)	(29,318,108)

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,493,832

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2020 AND MAY 31, 2019
Increase (Decrease) in Net Assets	May 31, 2020	May 31, 2019
Operations
Net investment income (loss)	$102,811,940	$100,104,124
Net realized gain (loss)	(6,146,292)	(2,181,747)
Change in net unrealized appreciation (depreciation)	(23,171,816)	104,807,477
Net increase (decrease) in net assets resulting from operations	73,493,832	202,729,854

Distributions to Shareholders
From earnings:
Investor Class	(29,189,331)	(33,112,538)
I Class	(36,454,382)	(32,225,028)
Y Class	(36,375,204)	(33,850,191)
A Class	(635,210)	(770,907)
C Class	(125,749)	(177,682)
Decrease in net assets from distributions	(102,779,876)	(100,136,346)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	158,911,668	312,698,459

Net increase (decrease) in net assets	129,625,624	415,291,967

Net Assets
Beginning of period	3,874,006,131	3,458,714,164
End of period	$4,003,631,755	$3,874,006,131

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2020

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.
Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.
Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.
Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2020 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2020 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $63,255,000 and $56,650,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2020 were $2,165,994,192 and $1,955,903,949, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2020		Year ended May 31, 2019
	Shares	Amount	Shares	Amount
Investor Class
Sold	20,583,514	$237,608,370	27,838,038	$311,207,805
Issued in reinvestment of distributions	2,383,075	27,580,187	2,827,758	31,684,324
Redeemed	(32,536,959)	(371,516,071)	(51,428,750)	(574,077,773)
	(9,570,370)	(106,327,514)	(20,762,954)	(231,185,644)
I Class
Sold	46,936,172	543,063,993	72,650,556	811,629,441
Issued in reinvestment of distributions	2,386,050	27,617,594	2,277,388	25,555,530
Redeemed	(71,945,933)	(817,725,720)	(34,073,442)	(379,725,098)
	(22,623,711)	(247,044,133)	40,854,502	457,459,873
Y Class
Sold	71,370,664	815,169,823	29,442,054	330,066,982
Issued in reinvestment of distributions	3,082,960	35,638,964	3,011,044	33,736,047
Redeemed	(29,816,498)	(340,049,485)	(23,407,337)	(261,397,109)
	44,637,126	510,759,302	9,045,761	102,405,920
A Class
Sold	971,809	11,223,337	530,886	5,945,006
Issued in reinvestment of distributions	53,336	617,004	67,450	755,090
Redeemed	(803,743)	(9,250,977)	(1,734,806)	(19,352,025)
	221,402	2,589,364	(1,136,470)	(12,651,929)
C Class
Sold	121,965	1,405,506	78,309	873,338
Issued in reinvestment of distributions	9,183	106,183	13,727	153,608
Redeemed	(223,811)	(2,577,040)	(390,641)	(4,356,707)
	(92,663)	(1,065,351)	(298,605)	(3,329,761)
Net increase (decrease)	12,571,784	$158,911,668	27,702,234	$312,698,459

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$3,996,958,311	—
Exchange-Traded Funds	$20,194,110	—	—
	$20,194,110	$3,996,958,311	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

8. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2020 and May 31, 2019 were as follows:

	2020	2019
Distributions Paid From
Exempt income	$102,779,876	$100,136,346
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.
As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,885,197,409
Gross tax appreciation of investments	$164,547,954
Gross tax depreciation of investments	(32,592,942)
Net tax appreciation (depreciation) of investments	$131,955,012
Undistributed exempt income	—
Accumulated short-term capital losses	$(16,857,666)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020	$11.49	0.28	(0.04)	0.24	(0.28)	$11.45	2.09%	0.47%	2.43%	49%	$1,094,742
2019	$11.18	0.30	0.31	0.61	(0.30)	$11.49	5.57%	0.47%	2.69%	40%	$1,208,725
2018	$11.37	0.30	(0.19)	0.11	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
2017	$11.56	0.29	(0.19)	0.10	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
2016	$11.33	0.29	0.23	0.52	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
I Class
2020	$11.50	0.30	(0.04)	0.26	(0.30)	$11.46	2.30%	0.27%	2.63%	49%	$1,102,093
2019	$11.18	0.32	0.32	0.64	(0.32)	$11.50	5.87%	0.27%	2.89%	40%	$1,366,170
2018	$11.38	0.32	(0.20)	0.12	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
2017	$11.56	0.31	(0.18)	0.13	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
2016	$11.34	0.31	0.22	0.53	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080
Y Class
2020	$11.49	0.31	(0.04)	0.27	(0.31)	$11.45	2.33%	0.24%	2.66%	49%	$1,768,682
2019	$11.18	0.33	0.31	0.64	(0.33)	$11.49	5.81%	0.24%	2.92%	40%	$1,262,340
2018	$11.37	0.32	(0.19)	0.13	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
2017(3)	$11.23	0.04	0.14	0.18	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(5)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2020	$11.50	0.25	(0.05)	0.20	(0.25)	$11.45	1.75%	0.72%	2.18%	49%	$29,854
2019	$11.18	0.27	0.32	0.59	(0.27)	$11.50	5.40%	0.72%	2.44%	40%	$27,415
2018	$11.38	0.27	(0.20)	0.07	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
2017	$11.56	0.26	(0.18)	0.08	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
2016	$11.34	0.26	0.22	0.48	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
C Class
2020	$11.49	0.16	(0.05)	0.11	(0.16)	$11.44	0.99%	1.47%	1.43%	49%	$8,261
2019	$11.17	0.19	0.32	0.51	(0.19)	$11.49	4.61%	1.47%	1.69%	40%	$9,356
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572
2016	$11.33	0.18	0.22	0.40	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)April 10, 2017 (commencement of sale) through May 31, 2017.
(4)Annualized.
(5)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31,2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of Intermediate-Term Tax-Free Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Intermediate-Term Tax-Free Bond Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statement of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2020

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	40	CYS Investments, Inc.; Kirby Corporation: Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	40	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	59	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	40	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	40	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	122	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $102,138,804 as exempt interest dividends for the fiscal year ended May 31, 2020.

Notes

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 2007

Annual Report

May 31, 2020

Tax-Free Money Market Fund
Investor Class (BNTXX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the period ended May 31, 2020. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional investment insights, please visit americancentury.com.

Pandemic Rattled Markets, But Most Munis Persevered

Through the first several months of the reporting period, municipal bonds (munis) generally advanced, as U.S. bond yields declined amid dovish Federal Reserve (Fed) policy. In July 2019, growing concerns about global economic risks and U.S.-China trade disputes prompted the Fed to cut short-term interest rates for the first time in 10 years. The Fed followed up with additional rate cuts in September and October, driving bond yields lower. Munis also benefited from stable credit fundamentals and favorable supply/demand dynamics.

Market sentiment abruptly changed in late February. The COVID-19 outbreak rapidly spread throughout the world, triggering stay-at-home orders, business shutdowns and recession fears. Risk assets, including munis, sold off sharply in a global flight to the safest, highest-quality securities. The Fed and the U.S. federal government stepped in quickly and aggressively to provide financial relief to companies, municipalities and individuals. As part of its efforts to stabilize the financial system, the Fed relaunched quantitative easing and added munis to the bond-buying plan. This unprecedented move helped investment-grade munis generate their best monthly performance since January 2009. The May rally was enough to push the broad asset class back into positive-return territory for the 12-month period. High-yield munis, which suffered greater losses in the market sell-off, declined for the reporting period.

As COVID-19 infection rates are slowing, much of the U.S. economy is reopening. Nevertheless, the return to pre-pandemic life will take time and patience. In the meantime, investors likely will face periods of economic and political uncertainty and heightened market volatility. While these influences can be unsettling, they tend to be temporary.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather unpredictable markets, and we’re confident we will meet today's challenges.

Sincerely,

Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Performance

Total Returns as of May 31, 2020
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BNTXX	0.91%	0.60%	0.32%	7/31/84
Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.
3

Fund Characteristics

MAY 31, 2020
7-Day Current Yield
After waiver(1)	0.01%
Before waiver	(0.25)%
7-Day Effective Yield
After waiver(1)	0.01%
(1) Yields would have been lower if a portion of the fees had not been waived

Portfolio at a Glance
Weighted Average Maturity	12 days
Weighted Average Life	14 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	94%
31-90 days	3%
91-180 days	3%
More than 180 days	—
4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
5

	Beginning Account Value 12/1/19	Ending Account Value 5/31/20	Expenses Paid During Period(1) 12/1/19 - 5/31/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.20	$2.25	0.45%
Hypothetical
Investor Class	$1,000	$1,022.75	$2.28	0.45%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedule of Investments

MAY 31, 2020

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.6%
Alaska — 4.1%
State of Alaska International Airports System Rev., VRDN, 0.15%, 6/5/20 (LOC: State Street Bank & Trust Co.)	$6,500,000	$6,500,000
Arizona — 2.5%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.22%, 6/5/20 (LIQ FAC: Bank of America N.A.)(GA: Bank of America N.A.)(1)	4,000,000	4,000,000
California — 10.1%
California Statewide Communities Development Authority Rev., (Kelvin Court LP), VRDN, 0.25%, 6/5/20 (LOC: FNMA)(LIQ FAC: FNMA)	4,300,000	4,300,000
California Statewide Communities Development Authority Rev., (Salvation Army San Francisco Silvercrest LP), VRDN, 0.23%, 6/5/20 (LOC: FNMA)(LIQ FAC: FNMA)	3,900,000	3,900,000
California Statewide Communities Development Authority Rev., (Sarich Family Living Trust), VRDN, 0.36%, 6/5/20 (LOC: Bank of the West)	1,200,000	1,200,000
California Statewide Communities Development Authority Rev., (Uptown Newport Building Owner LP), VRDN, 0.20%, 6/5/20 (LOC: East West Bank, Zions Bank and FHLB)	800,000	800,000
Metropolitan Water District of Southern California Rev., VRN, 0.39%, (MUNIPSA plus 0.25%), 7/1/37	1,000,000	1,000,000
State of California Department of Water Resources, 0.25%, 9/9/20	5,000,000	5,000,000
		16,200,000
Colorado — 0.6%
Jefferson County Rev., (Rocky Mountain Butterfly Consortium), VRDN, 0.24%, 6/4/20 (LOC: Wells Fargo Bank N.A.)	885,000	885,000
Delaware — 1.0%
Delaware State Economic Development Authority Rev., (YMCA of Delaware), VRDN, 0.13%, 6/5/20 (LOC: PNC Bank N.A.)	1,590,000	1,590,000
District of Columbia — 0.4%
District of Columbia Rev., (Pew Charitable Trusts), VRDN, 0.12%, 6/5/20 (LOC: PNC Bank N.A.)	720,000	720,000
Florida — 3.7%
Alachua County Housing Finance Authority Rev., (Santa Fe Apartments II Ltd.), VRDN, 0.16%, 6/5/20 (LOC: FNMA)(LIQ FAC: FNMA)	700,000	700,000
Hillsborough County Housing Finance Authority Rev., (Brandywine Housing Ltd.), VRDN, 0.22%, 6/5/20 (LOC: Citibank N.A.)	620,000	620,000
Hillsborough County Industrial Development Authority Rev., (Corbett Preparatory School of IDS, Inc.), VRDN, 0.32%, 6/5/20 (LOC: Bank of America N.A.)	1,200,000	1,200,000
Pinellas County Health Facilities Authority Rev., (Hospice of the Florida Suncoast, Inc.), VRDN, 0.19%, 6/5/20 (LOC: Wells Fargo Bank N.A.)	800,000	800,000
Sunshine State Governmental Financing Commission Rev., VRDN, 0.17%, 6/5/20 (LOC: MUFG Union Bank N.A.)	2,600,000	2,600,000
		5,920,000
Georgia — 1.6%
Paulding County Hospital Authority Rev., (WellStar Health System Obligated Group), VRDN, 0.16%, 6/5/20 (LOC: Bank of America N.A.)	1,500,000	1,500,000
7

	Principal Amount	Value
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 0.29%, 6/5/20 (LOC: Bank of America N.A.)	$1,110,000	$1,110,000
		2,610,000
Illinois — 21.2%
Du Page County Rev., (Morton Arboretum), VRDN, 0.12%, 6/5/20 (LOC: Northern Trust Company)	700,000	700,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 0.17%, 6/5/20 (LOC: Citibank N.A.)	1,400,000	1,400,000
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), VRDN, 0.15%, 6/5/20 (SBBPA: Northern Trust Company)	3,220,000	3,220,000
Illinois Finance Authority Rev., (Hospital Sisters Services Obligated Group), VRDN, 0.12%, 6/5/20 (LOC: Bank of Montreal)	1,200,000	1,200,000
Illinois Finance Authority Rev., (Illinois Wesleyan University), VRDN, 0.12%, 6/5/20 (LOC: PNC Bank N.A.)	500,000	500,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 0.15%, 6/5/20 (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 0.53%, 6/5/20 (LOC: First National Bank and FHLB)	1,510,000	1,510,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 0.15%, 6/5/20 (LOC: FHLMC)	6,395,000	6,395,000
Lake County Rev., (Whispering Oaks Associates LP), VRDN, 0.16%, 6/5/20 (LIQ FAC: FHLMC)	1,600,000	1,600,000
Southwestern Illinois Development Authority Rev., (Waste Management, Inc.), VRDN, 0.20%, 6/5/20 (LOC: JPMorgan Chase Bank N.A.)	4,300,000	4,300,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 0.20%, 6/5/20 (AGM-CR)(LOC: Barclays Bank plc)(GA: Barclays Bank plc)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.29%, 6/5/20 (LOC: Barclays Bank plc)(GA: Barclays Bank plc)(1)	5,250,000	5,250,000
		33,815,000
Indiana — 1.1%
Indiana Development Finance Authority Rev., (TTP, Inc.), VRDN, 0.36%, 6/5/20 (LOC: U.S. Bank N.A.)(1)	1,050,000	1,050,000
Indianapolis Rev., VRDN, 0.10%, 6/1/20 (LOC: U.S. Bank N.A.)	775,000	775,000
		1,825,000
Iowa — 3.5%
Iowa Finance Authority Rev., (Geneseo Communications, Inc.), VRDN, 0.18%, 6/5/20 (LOC: Great Western Bank and U.S. Bank N.A.)	5,545,000	5,545,000
Kentucky — 0.3%
Hardin County Water District No. 1 Rev., Series 2002, VRDN, 0.17%, 6/5/20 (LOC: Cecilian Bank and FHLB)	540,000	540,000
Louisiana — 6.1%
Calcasieu Parish Industrial Development Board, Inc. Rev., (Hydroserve Westlake LLC), VRDN, 0.25%, 6/5/20 (LOC: JPMorgan Chase Bank N.A.)	3,500,000	3,500,000
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.07%, 6/1/20	800,000	800,000
East Baton Rouge Parish Industrial Development Board, Inc. Rev., (Exxon Mobil Corp.), VRDN, 0.07%, 6/1/20	843,000	843,000
Louisiana Housing Corp. Rev., (Reserve at Jefferson Crossing LLC), VRDN, 0.13%, 6/5/20 (LOC: FHLMC)	1,560,000	1,560,000
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.14%, 6/5/20 (LOC: Community Bank and FHLB)	3,020,000	3,020,000
		9,723,000
8

	Principal Amount	Value
Maryland — 2.5%
Washington Suburban Sanitary Commission Rev., VRDN, 0.15%, 6/5/20 (CNTY GTD)(SBBPA: TD Bank N.A.)	$3,000,000	$3,000,000
Washington Suburban Sanitary Commission Rev., VRDN, 0.17%, 6/5/20 (CNTY GTD)(SBBPA: State Street Bank & Trust Co.)	1,005,000	1,005,000
		4,005,000
Michigan — 1.0%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.18%, 6/5/20 (LIQ FAC: Barclays Bank plc)(1)	1,635,000	1,635,000
Minnesota — 3.3%
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 0.26%, 6/5/20 (LIQ FAC: FHLMC)	5,335,000	5,334,962
Mississippi — 3.7%
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 0.14%, 6/5/20 (GA: Chevron Corp.)	1,100,000	1,100,000
Mississippi Business Finance Corp. Rev., (Jackson Heart Realty LLC), VRDN, 0.18%, 6/5/20 (LOC: Trustmark National Bank and FHLB)	2,825,000	2,825,000
Mississippi Business Finance Corp. Rev., Series 2010 B (Chevron USA Inc.), VRDN, 0.14%, 6/5/20 (GA: Chevron Corp.)	2,000,000	2,000,000
		5,925,000
Missouri — 0.4%
Wright City Rev., (MB Realty LLC), VRDN, 0.29%, 6/5/20 (LOC: Bank of America N.A.)	580,000	580,000
Nevada — 1.3%
Tender Option Bond Trust Receipts/Certificates COP, VRDN, 0.21%, 6/5/20 (LIQ FAC: Barclays Bank plc)(1)	2,000,000	2,000,000
New Mexico — 0.4%
New Mexico Mortgage Finance Authority Rev., (Villas de San Ignacio LP), VRDN, 0.16%, 6/5/20 (LOC: FHLMC)	650,000	650,000
New York — 3.5%
Erie County Industrial Development Agency (The) Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 0.19%, 6/5/20 (LOC: HSBC Bank USA N.A.)	300,000	300,000
Metropolitan Transportation Authority Rev., VRDN, 0.13%, 6/5/20 (LOC: PNC Bank N.A.)	1,900,000	1,900,000
Metropolitan Transportation Authority Rev., VRDN, 0.13%, 6/5/20 (LOC: PNC Bank N.A.)	1,600,000	1,600,000
New York City Transitional Finance Authority Future Tax Secured Rev., VRDN, 0.06%, 6/1/20 (SBBPA: Barclays Bank plc)	300,000	300,000
New York City Water & Sewer System Rev., VRDN, 0.13%, 6/5/20 (SBBPA: PNC Bank N.A.)	625,000	625,000
North Amityville Fire Co., Inc. Rev., VRDN, 0.34%, 6/5/20 (LOC: Citibank N.A.)	800,000	800,000
		5,525,000
North Carolina — 0.9%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 0.16%, 6/5/20 (LOC: Cooperatieve Rabobank U.A.)	855,000	855,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 0.24%, 6/5/20 (LOC: Branch Banking & Trust)	560,000	560,000
		1,415,000
Ohio — 1.0%
Hamilton County Rev., (Children's Home of Cincinnati Ohio), VRDN, 0.16%, 6/5/20 (LOC: U.S. Bank N.A.)	850,000	850,000
State of Ohio Rev., VRDN, 0.30%, 6/5/20 (LOC: PNC Bank N.A.) (GA: Patheon, Inc.)	740,000	740,000
		1,590,000
9

	Principal Amount	Value
Pennsylvania — 0.8%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.24%, 6/5/20 (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	$1,230,000	$1,230,000
Rhode Island — 2.2%
Rhode Island Health & Educational Building Corp. Rev., (Bryant University), VRDN, 0.17%, 6/5/20 (LOC: TD Bank N.A.)	2,865,000	2,865,000
Rhode Island Health & Educational Building Corp. Rev., (New England Institute of Technology), VRDN, 0.16%, 6/5/20 (LOC: TD Bank N.A.)	660,000	660,000
		3,525,000
South Carolina — 0.4%
South Carolina State Housing Finance & Development Authority Rev., (Brookside Crossing LLC), VRDN, 0.16%, 6/5/20 (LOC: FHLMC)(LIQ FAC: FHLMC)	600,000	600,000
Tennessee — 5.5%
Clarksville Public Building Authority Rev., VRDN, 0.16%, 6/5/20 (LOC: Bank of America N.A.)	920,000	920,000
Clarksville Public Building Authority Rev., VRDN, 0.16%, 6/5/20 (LOC: Bank of America N.A.) (Acquired 12/2/19 -1/6/20, Cost $1,120,000)(2)	1,120,000	1,120,000
Metropolitan Government Nashville & Davidson County Industrial Development Board Rev., (Starwood Properties Four LLC), VRDN, 0.16%, 6/5/20 (LOC: FNMA)(LIQ FAC: FNMA)	1,025,000	1,025,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.26%, 6/5/20 (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Wilson County Sports Authority Rev., VRDN, 0.13%, 6/5/20 (LOC: PNC Bank N.A.) (Acquired 3/24/20 Cost $800,000)(2)	800,000	800,000
		8,865,000
Texas — 7.9%
Harris County Hospital District Rev., VRDN, 0.18%, 6/5/20 (LOC: JPMorgan Chase Bank N.A.)	1,015,000	1,015,000
Mission Economic Development Corp. Rev., VRDN, 0.29%, 6/5/20 (LOC: Wells Fargo Bank N.A.)	2,410,000	2,410,000
Port of Port Arthur Navigation District Rev., (Chevron Corp.), VRDN, 0.07%, 6/1/20	1,000,000	1,000,000
State of Texas GO, VRDN, 0.12%, 6/5/20 (SBBPA: FHLB)	775,000	775,000
State of Texas GO, VRDN, 0.20%, 6/5/20 (SBBPA: State Street Bank & Trust Co.)	1,780,000	1,780,000
State of Texas GO, VRDN, 0.20%, 6/5/20 (LIQ FAC: State Street Bank & Trust Co.)	600,000	600,000
State of Texas Rev., 4.00%, 8/27/20	3,000,000	3,019,371
University of Texas System Rev., VRDN, 0.11%, 6/5/20	2,000,000	2,000,000
		12,599,371
Washington — 2.8%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 0.29%, 6/5/20 (LOC: FHLB and Homestreet Bank)	1,400,000	1,400,000
Port of Chehalis Industrial Development Corp. Rev., (JLT Holding LLC), VRDN, 0.24%, 6/5/20 (LOC: Wells Fargo Bank N.A.)	855,000	855,000
Washington State Housing Finance Commission Rev., (Block 24 LLC), VRDN, 0.15%, 6/5/20 (LIQ FAC: FHLMC)	2,190,000	2,190,000
		4,445,000
West Virginia — 1.5%
West Virginia Hospital Finance Authority Rev., (West Virginia United Health System Obligated Group), VRDN, 0.12%, 6/5/20 (LOC: PNC Bank N.A.)	2,350,000	2,350,000
Wisconsin — 3.3%
Wisconsin Health & Educational Facilities Authority Rev., (Aspirus, Inc. Obligated Group), VRDN, 0.15%, 6/5/20 (LOC: JPMorgan Chase Bank N.A.)	1,100,000	1,100,000
10

	Principal Amount	Value
Wisconsin Housing & Economic Development Authority Rev., VRDN, 0.14%, 6/5/20 (Housing and Urban Development Loan)(LOC: Bank of America N.A.)	$1,000,000	$1,000,000
Wisconsin Housing & Economic Development Authority Rev., VRDN, 0.18%, 6/5/20 (Housing and Urban Development Loan)(LOC: Bank of America N.A.)	500,000	500,000
Wisconsin Housing & Economic Development Authority Rev., VRDN, 0.19%, 6/5/20 (GO of Authority Housing and Urban Development Loan)(LOC: Bank of America N.A.)	2,670,000	2,670,000
		5,270,000
TOTAL INVESTMENT SECURITIES — 98.6%		157,417,333
OTHER ASSETS AND LIABILITIES — 1.4%		2,274,150
TOTAL NET ASSETS — 100.0%		$159,691,483

NOTES TO SCHEDULE OF INVESTMENTS
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
CNTY GTD	-	County Guaranteed
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $25,165,000, which represented 15.8% of total net assets.
(2)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,920,000, which represented 1.2% of total net assets.

See Notes to Financial Statements.
11

Statement of Assets and Liabilities

MAY 31, 2020
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$157,417,333
Cash	12,462
Receivable for investments sold	1,895,003
Receivable for capital shares sold	167,397
Interest receivable	247,533
159,739,728

Liabilities
Payable for capital shares redeemed	13,129
Accrued management fees	35,106
Dividends payable	10
48,245

Net Assets	$159,691,483

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	159,711,314

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$159,691,483

See Notes to Financial Statements.

12

Statement of Operations

YEAR ENDED MAY 31, 2020
Investment Income (Loss)
Income:
Interest	$1,916,383

Expenses:
Management fees	687,565
Trustees' fees and expenses	10,606
Other expenses	4,286
702,457
Fees waived	(40,404)
662,053

Net investment income (loss)	1,254,330

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,254,330

See Notes to Financial Statements.
13

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2020 AND MAY 31, 2019
Increase (Decrease) in Net Assets	May 31, 2020	May 31, 2019
Operations
Net investment income (loss)	$1,254,330	$1,497,354

Distributions to Shareholders
From earnings	(1,254,330)	(1,508,964)

Capital Share Transactions
Proceeds from shares sold	160,467,538	65,491,820
Proceeds from reinvestment of distributions	1,233,495	1,500,721
Payments for shares redeemed	(131,168,408)	(76,068,701)
Net increase (decrease) in net assets from capital share transactions	30,532,625	(9,076,160)

Net increase (decrease) in net assets	30,532,625	(9,087,770)

Net Assets
Beginning of period	129,158,858	138,246,628
End of period	$159,691,483	$129,158,858

Transactions in Shares of the Fund
Sold	160,467,538	65,491,820
Issued in reinvestment of distributions	1,233,495	1,500,721
Redeemed	(131,168,408)	(76,068,701)
Net increase (decrease) in shares of the fund	30,532,625	(9,076,160)

See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2020

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.
Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. In order to maintain a positive yield, ACIM may voluntarily waive a portion of the management fee on a daily basis. The fee waiver may be revised or terminated at any time by the investment advisor without notice. The rates for the Investment Category Fee range from 0.1570% to 0.2700% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended May 31, 2020 was 0.49% before waiver and 0.46% after waiver.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $24,975,000 and $23,530,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.
4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•  Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2020 and May 31, 2019 were as follows:

	2020	2019
Distributions Paid From
Exempt income	$1,254,330	$1,497,354
Long-term capital gains	—	$11,610

16

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

6. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of ASU 2017-08 did not materially impact the financial statements.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2020	$1.00	0.01	—	0.01	(0.01)	—	(0.01)	$1.00	0.91%	0.47%	0.50%	0.90%	0.87%	$159,691
2019	$1.00	0.01	—	0.01	(0.01)	—(2)	(0.01)	$1.00	1.12%	0.50%	0.50%	1.11%	1.11%	$129,159
2018	$1.00	0.01	—(2)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247
2017	$1.00	—(2)	—	—(2)	—(2)	—(2)	—(2)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390
2016	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(2)Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of Tax-Free Money Market Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Money Market Fund (one of the funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statement of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the five years in the period ended May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 21, 2020

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

19

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	40	CYS Investments, Inc.; Kirby Corporation: Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	40	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to 2017)	40	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	59	None
20

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, Credit Sesame, Inc. (credit monitoring firm) (2018 to present); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	40	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present)	40	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	40	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present, emeritus since 2019)	40	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	122	None
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

21

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019	Executive Vice President and Director, ACC (2012 to present); Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries
R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014	Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006	Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS
C. Jean Wade (1964)	Vice President since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

22

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Trustees (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

23

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.
The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

24

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $1,254,330 as exempt interest dividends for the fiscal year ended May 31, 2020.
25

Notes
26

Notes
27

Notes
28

Notes
29

Notes
30

Notes
31

Notes
32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 2007

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Tanya S. Beder, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2019: $84,472
FY 2020: $87,177

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2019: $0 FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0 FY 2020: $0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2019: $0
FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0
FY 2020: $0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2019: $0 FY 2020: $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2019: $0 FY 2020: $0
(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2019: $181,197
FY 2020: $147,500

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	July 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
Name: Patrick Bannigan
Title: President
(principal executive officer)

Date:	July 24, 2020

By:	/s/ R. Wes Campbell
Name: R. Wes Campbell
Title: Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	July 24, 2020